Templeton Income Trust
Statement of Investments, March 31, 2020 (unaudited)
Templeton Emerging Markets Bond Fund
		Shares		Value
	Common Stocks 0.0%†
	South Africa 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	2,171,539		$1,214
[a,b,c]	K2016470219 South Africa Ltd., B	619,903		346
	Total Common Stocks (Cost $14,998)			1,560
		Principal Amount*
	Foreign Government and Agency Securities 42.2%
	Argentina 6.5%
[d,e]	Argentina Treasury Bond BONCER,
	Index Linked, 1.20%, 3/18/22	89,080,152	ARS	543,760
	Index Linked, 1.40%, 3/25/23	66,805,181	ARS	373,345
	Index Linked, 1.50%, 3/25/24	66,805,187	ARS	356,909
[d]	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	15,018,000	ARS	86,872
	16.00%, 10/17/23	44,547,000	ARS	206,936
	senior note, 15.50%, 10/17/26	49,512,000	ARS	218,210
				1,786,032
	Brazil 2.9%
	Letra Tesouro Nacional,
	Strip, 4/01/21	1,970[f]	BRL	366,796
	Strip, 1/01/22	2,440[f]	BRL	437,902
				804,698
	Colombia 2.5%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	58,000,000	COP	14,657
	senior bond, 9.85%, 6/28/27	13,000,000	COP	3,542
	Titulos de Tesoreria,
	B, 7.75%, 9/18/30	381,800,000	COP	97,642
	B, 7.00%, 6/30/32	107,000,000	COP	25,807
	senior bond, B, 11.00%, 7/24/20	59,000,000	COP	14,840
	senior bond, B, 7.00%, 5/04/22	132,000,000	COP	33,752
	senior bond, B, 10.00%, 7/24/24	383,000,000	COP	107,813
	senior bond, B, 7.50%, 8/26/26	1,199,800,000	COP	302,608
	senior bond, B, 6.00%, 4/28/28	428,400,000	COP	98,502
				699,163
	Ethiopia 0.6%
[g]	Government of Ethiopia, 144A, 6.625%, 12/11/24	200,000		180,754
	Ghana 5.1%
	Government of Ghana,
	24.75%, 3/01/21	100,000	GHS	18,520
	16.25%, 5/17/21	1,140,000	GHS	195,792
	24.50%, 6/21/21	730,000	GHS	135,486
	24.75%, 7/19/21	540,000	GHS	100,199
	19.50%, 10/18/21	885,000	GHS	153,737
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Ghana (continued)
	Government of Ghana, (continued)
	18.75%, 1/24/22	320,000	GHS	$54,020
	17.60%, 11/28/22	100,000	GHS	15,930
	16.50%, 2/06/23	200,000	GHS	30,883
	19.75%, 3/25/24	270,000	GHS	44,132
	senior note, 18.50%, 6/01/20	70,000	GHS	12,281
	senior note, 18.25%, 9/21/20	100,000	GHS	17,662
	senior note, 24.00%, 11/23/20	1,820,000	GHS	332,152
	senior note, 16.50%, 3/22/21	1,710,000	GHS	296,860
	senior note, 18.25%, 7/25/22	50,000	GHS	8,155
				1,415,809
	India 4.5%
	Government of India, senior note, 8.83%, 11/25/23	84,400,000	INR	1,237,092
	Indonesia 4.5%
	Government of Indonesia,
	senior bond, FR61, 7.00%, 5/15/22	17,288,000,000	IDR	1,078,778
	senior bond, FR63, 5.625%, 5/15/23	2,692,000,000	IDR	160,158
				1,238,936
	Mexico 11.7%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	101,700[h]	MXN	429,364
	senior bond, M, 6.50%, 6/10/21	34,000[h]	MXN	143,339
	senior bond, M, 6.50%, 6/09/22	273,700[h]	MXN	1,155,663
	senior bond, M, 8.00%, 12/07/23	2,000[h]	MXN	8,837
	senior bond, M 20, 10.00%, 12/05/24	87,800[h]	MXN	418,042
	senior note, M, 7.25%, 12/09/21	253,300[h]	MXN	1,084,467
				3,239,712
	Senegal 0.7%
[g]	Government of Senegal, 144A, 6.25%, 7/30/24	200,000		188,396
	Thailand 3.2%
	Bank of Thailand Bond,
	senior note, 1.57%, 9/25/20	1,161,000	THB	35,535
	senior note, 1.62%, 3/12/21	350,000	THB	10,756
	senior note, 1.84%, 5/27/21	1,950,000	THB	60,177
	senior note, 1.43%, 8/26/21	810,000	THB	24,902
	senior note, 1.32%, 11/25/21	1,510,000	THB	46,434
	senior note, 0.90%, 2/24/22	22,768,000	THB	695,134
				872,938
	Total Foreign Government and Agency Securities (Cost $17,902,055)			11,663,530
	Quasi-Sovereign and Corporate Bonds 2.1%
	Costa Rica 2.1%
[b,c]	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	546,840		573,232
  |  2

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
			Principal Amount*		Value
	Quasi-Sovereign and Corporate Bonds (continued)
	South Africa 0.0%†
[b,g,i]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22		174,686		$217
	senior secured note, 144A, PIK, 8.00%, 12/31/22		45,545	EUR	125
[b,g,i]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22		131,963		621
					963
	Total Quasi-Sovereign and Corporate Bonds (Cost $860,500)				574,195
		Number of Contracts	Notional Amount*
	Options Purchased 3.6%
	Calls - Over-the-Counter
	Currency Options 2.6%
	AUD/JPY, Counterparty CITI, April Strike Price 79.30 JPY, Expires 4/22/20	1	206,000	AUD	4
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	172,000	AUD	3
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	189,000	AUD	2
	AUD/JPY, Counterparty CITI, May Strike Price 78.75 JPY, Expires 5/07/20	1	172,000	AUD	9
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	689,000	AUD	9
	AUD/JPY, Counterparty CITI, May Strike Price 80.00 JPY, Expires 5/13/20	1	483,000	AUD	22
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	129,000	AUD	35
	AUD/JPY, Counterparty CITI, December Strike Price 82.15 JPY, Expires 12/21/20	1	517,000	AUD	191
	AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	215,000	AUD	4
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	270,000	AUD	9
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	172,000	AUD	7
	AUD/USD, Counterparty HSBK, February Strike Price $0.75, Expires 2/08/21	1	229,000	AUD	338
	AUD/USD, Counterparty HSBK, February Strike Price $0.74, Expires 2/10/21	1	275,000	AUD	438
	AUD/USD, Counterparty MSCO, May Strike Price $0.70, Expires 5/07/20	1	215,000	AUD	50
	AUD/USD, Counterparty MSCO, October Strike Price $0.66, Expires 10/28/20	1	460,000	AUD	3,562
	AUD/USD, Counterparty MSCO, May Strike Price $0.77, Expires 5/12/21	1	310,000	AUD	485
	USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	317,000		45,864
	USD/MXN, Counterparty CITI, May Strike Price 20.09 MXN, Expires 5/12/20	1	291,000		46,922
	USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	114,000		14,936
	USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	199,000		28,354
	USD/MXN, Counterparty CITI, June Strike Price 25.08 MXN, Expires 6/25/20	1	318,000		11,114
	USD/MXN, Counterparty CITI, September Strike Price 20.85 MXN, Expires 9/17/20	1	635,000		95,825
	USD/MXN, Counterparty CITI, September Strike Price 27.34 MXN, Expires 9/24/20	1	550,000		16,137
	USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	80,000		13,243
	USD/MXN, Counterparty JPHQ, June Strike Price 20.70 MXN, Expires 6/12/20	1	120,000		17,080
	USD/MXN, Counterparty JPHQ, June Strike Price 25.25 MXN, Expires 6/22/20	1	365,000		11,896
	USD/MXN, Counterparty JPHQ, July Strike Price 20.14 MXN, Expires 7/14/20	1	366,000		61,846
	USD/MXN, Counterparty JPHQ, July Strike Price 20.90 MXN, Expires 7/27/20	1	183,000		26,023
	USD/MXN, Counterparty JPHQ, September Strike Price 25.50 MXN, Expires 9/22/20	1	365,000		16,132
	USD/MXN, Counterparty MSCO, May Strike Price 19.86 MXN, Expires 5/29/20	1	916,000		158,789
  |  3

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, July Strike Price 18.99 MXN, Expires 7/17/20	1	482,000		$103,763
USD/MXN, Counterparty MSCO, July Strike Price 20.75 MXN, Expires 7/17/20	1	241,000		35,260
				708,352
Puts - Over-the-Counter
Currency Options 1.0%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	138,000	AUD	4,919
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	86,000	AUD	3,847
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	138,000	AUD	10,930
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	86,000	AUD	7,268
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	86,000	AUD	1,209
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	287,000	AUD	19,527
AUD/JPY, Counterparty CITI, July Strike Price 72.00 JPY, Expires 7/21/20	1	1,033,000	AUD	62,225
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	64,000	AUD	2,125
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	39,000	AUD	1,757
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	161,000	AUD	11,412
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	116,000	AUD	9,420
AUD/JPY, Counterparty CITI, December Strike Price 65.85 JPY, Expires 12/21/20	1	258,000	AUD	8,141
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/07/20	1	430,000	AUD	20,243
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	172,000	AUD	10,826
AUD/USD, Counterparty HSBK, July Strike Price $0.67, Expires 7/28/20	1	304,000	AUD	16,632
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/08/21	1	458,000	AUD	23,141
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/10/21	1	551,000	AUD	25,414
AUD/USD, Counterparty MSCO, August Strike Price $0.67, Expires 8/12/20	1	488,000	AUD	29,886
AUD/USD, Counterparty MSCO, October Strike Price $0.58, Expires 10/28/20	1	460,000	AUD	6,461
USD/MXN, Counterparty CITI, March Strike Price 21.48 MXN, Expires 3/24/21	1	152,000		2,174
USD/MXN, Counterparty JPHQ, June Strike Price 21.95 MXN, Expires 6/22/20	1	183,000		2,101
USD/MXN, Counterparty JPHQ, July Strike Price 18.10 MXN, Expires 7/14/20	1	229,000		149
				279,807
Total Options Purchased (Cost $247,450)				988,159
Total Investments before Short Term Investments (Cost $19,025,003)				13,227,444
		Principal Amount*
Short Term Investments 48.7%
Foreign Government and Agency Securities 11.6%
Brazil 11.3%
Letra Tesouro Nacional,
Strip, 7/01/20		5,309[f]	BRL	1,013,475
Strip, 10/01/20		10,660[f]	BRL	2,018,792
  |  4

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	Brazil (continued)
	Nota do Tesouro Nacional, 10.00%, 1/01/21		375[f]	BRL	$75,594
					3,107,861
	Mexico 0.1%
[j]	Mexico Treasury Bill, 4/02/20 - 6/18/20		90,420[k]	MXN	37,677
	Thailand 0.2%
[j]	Bank of Thailand Bill, 7/02/20		1,544,000	THB	46,999
	Bank of Thailand Bond, senior note, 1.75%, 2/18/21		300,000	THB	9,226
					56,225
	Total Foreign Government and Agency Securities (Cost $3,277,790)				3,201,763
	Total Investments before Money Market Funds (Cost $22,302,793)				16,429,207
			Shares

	Money Market Funds (Cost $10,234,517) 37.1%
	United States 37.1%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		10,234,517		10,234,517
	Total Investments (Cost $32,537,310) 96.6%				26,663,724
	Options Written (1.5)%				(418,088)
	Other Assets, less Liabilities 4.9%				1,370,716
	Net Assets 100.0%				$27,616,352
		Number of Contracts	Notional Amount*
	Options Written (1.5)%
	Calls - Over-the-Counter
	Currency Options (1.3)%
	AUD/JPY, Counterparty CITI, April Strike Price 75.95 JPY, Expires 4/22/20	1	206,000	AUD	(11)
	AUD/JPY, Counterparty CITI, May Strike Price 76.00 JPY, Expires 5/06/20	1	361,000	AUD	(43)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/07/20	1	344,000	AUD	(36)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	172,000	AUD	(14)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/13/20	1	483,000	AUD	(59)
	AUD/JPY, Counterparty CITI, December Strike Price 75.70 JPY, Expires 12/21/20	1	517,000	AUD	(777)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	215,000	AUD	(21)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	270,000	AUD	(47)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	172,000	AUD	(298)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/08/21	1	229,000	AUD	(916)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/10/21	1	275,000	AUD	(1,262)
	AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	287,000	AUD	(401)
	AUD/USD, Counterparty MSCO, May Strike Price $0.68, Expires 5/07/20	1	431,000	AUD	(211)
	AUD/USD, Counterparty MSCO, August Strike Price $0.74, Expires 8/12/20	1	183,000	AUD	(117)
  |  5

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/USD, Counterparty MSCO, October Strike Price $0.61, Expires 10/28/20	1	460,000	AUD	$(11,693)
AUD/USD, Counterparty MSCO, May Strike Price $0.74, Expires 5/12/21	1	619,000	AUD	(1,415)
USD/MXN, Counterparty CITI, May Strike Price 19.34 MXN, Expires 5/12/20	1	145,000		(27,834)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	160,000		(10,478)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	61,000		(3,966)
USD/MXN, Counterparty CITI, June Strike Price 26.36 MXN, Expires 6/25/20	1	161,000		(3,811)
USD/MXN, Counterparty CITI, June Strike Price 30.33 MXN, Expires 6/25/20	1	159,000		(1,425)
USD/MXN, Counterparty CITI, September Strike Price 20.06 MXN, Expires 9/17/20	1	317,000		(57,168)
USD/MXN, Counterparty CITI, September Strike Price 22.40 MXN, Expires 9/17/20	1	317,000		(32,016)
USD/MXN, Counterparty CITI, March Strike Price 35.62 MXN, Expires 3/24/21	1	550,000		(9,536)
USD/MXN, Counterparty JPHQ, June Strike Price 29.40 MXN, Expires 6/22/20	1	365,000		(3,897)
USD/MXN, Counterparty JPHQ, July Strike Price 22.30 MXN, Expires 7/27/20	1	183,000		(17,618)
USD/MXN, Counterparty JPHQ, September Strike Price 30.80 MXN, Expires 9/22/20	1	365,000		(5,601)
USD/MXN, Counterparty MSCO, May Strike Price 20.92 MXN, Expires 5/29/20	1	305,000		(40,092)
USD/MXN, Counterparty MSCO, July Strike Price 19.91 MXN, Expires 7/17/20	1	723,000		(128,948)
				(359,711)
Puts - Over-the-Counter
Currency Options (0.2)%
AUD/JPY, Counterparty CITI, July Strike Price 68.00 JPY, Expires 7/21/20	1	459,000	AUD	(14,776)
AUD/USD, Counterparty HSBK, May Strike Price $0.64, Expires 5/07/20	1	344,000	AUD	(10,624)
AUD/USD, Counterparty HSBK, January Strike Price $0.63, Expires 1/27/21	1	152,000	AUD	(5,025)
AUD/USD, Counterparty MSCO, June Strike Price $0.55, Expires 6/16/20	1	172,000	AUD	(736)
AUD/USD, Counterparty MSCO, August Strike Price $0.64, Expires 8/12/20	1	122,000	AUD	(4,282)
AUD/USD, Counterparty MSCO, October Strike Price $0.50, Expires 10/28/20	1	230,000	AUD	(1,333)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	199,000		(452)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	61,000		(29)
USD/MXN, Counterparty CITI, September Strike Price 24.20 MXN, Expires 9/24/20	1	152,000		(8,291)
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	80,000		(152)
USD/MXN, Counterparty JPHQ, June Strike Price 19.40 MXN, Expires 6/12/20	1	120,000		(131)
USD/MXN, Counterparty JPHQ, June Strike Price 23.40 MXN, Expires 6/22/20	1	365,000		(12,107)
USD/MXN, Counterparty JPHQ, July Strike Price 18.92 MXN, Expires 7/14/20	1	366,000		(439)
				(58,377)
Total Options Written (Premiums received $161,279)				(418,088)
  |  6

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
[e]Redemption price at maturity and coupon payment are adjusted for inflation.
[f]Principal amount is stated in 1,000 Brazilian Real Units.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $370,113, representing 1.3% of net assets.
[h]Principal amount is stated in 100 Mexican Peso Units.
[i]Income may be received in additional securities and/or cash.
[j]The security was issued on a discount basis with no stated coupon rate.
[k]Principal amount is stated in 10 Mexican Peso Units.
[l]See Note 7 regarding investments in affiliated management investment companies.
[m]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	2,747,303	654,618		4/01/20	$ —	$(125,951)
Brazilian Real	JPHQ	Sell	2,747,303	668,200		4/01/20	139,532	—
Indian Rupee	CITI	Buy	88,000,000	1,159,573		4/07/20	5,289	—
Indian Rupee	CITI	Sell	88,000,000	1,220,358		4/07/20	55,496	—
Euro	DBAB	Buy	304,900	330,005		4/08/20	6,287	—
Euro	DBAB	Sell	304,900	339,110		4/08/20	2,817	—
Mexican Peso	CITI	Buy	2,229,000	118,858		4/08/20	—	(25,132)
Mexican Peso	CITI	Sell	2,229,000	110,988		4/08/20	17,262	—
Japanese Yen	HSBK	Buy	50,614,050	471,530		4/21/20	—	(340)
Japanese Yen	JPHQ	Buy	9,929,110	92,469		4/21/20	—	(34)
Euro	UBSW	Buy	660,000	715,183		4/24/20	13,249	—
Euro	UBSW	Sell	660,000	743,638		4/24/20	15,207	—
Japanese Yen	JPHQ	Buy	16,809,900	153,909		4/24/20	2,609	—
Euro	DBAB	Buy	137,583	149,182		4/30/20	2,704	—
Euro	DBAB	Sell	137,583	154,492		4/30/20	2,606	—
Euro	CITI	Buy	309,594	335,569		5/04/20	6,264	—
Euro	CITI	Sell	309,594	349,013		5/04/20	7,181	—
Euro	BNDP	Buy	1,000,000	1,084,382		5/06/20	19,835	—
Euro	BNDP	Sell	1,000,000	1,128,600		5/06/20	24,383	—
Indian Rupee	CITI	Sell	88,000,000	1,218,837		5/06/20	65,754	—
Euro	DBAB	Buy	93,331	101,261		5/18/20	1,845	—
Euro	DBAB	Sell	93,331	103,893		5/18/20	787	—
Euro	BOFA	Buy	32,247	34,995		5/20/20	631	—
Euro	BOFA	Sell	32,247	36,075		5/20/20	448	—
Australian Dollar	JPHQ	Sell	208,500	15,120,954	JPY	5/21/20	12,848	—
Euro	UBSW	Buy	25,815	28,019		5/21/20	504	—
Euro	UBSW	Sell	25,815	28,932		5/21/20	410	—
Euro	HSBK	Buy	43,760	5,259,106	JPY	5/22/20	—	(675)
Euro	HSBK	Sell	21,880	2,583,539	JPY	5/22/20	—	(92)
  |  7

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	21,880	2,628,036	JPY	5/22/20	$323	$ —
Australian Dollar	CITI	Sell	138,685	10,256,561	JPY	5/26/20	10,417	—
Euro	DBAB	Buy	137,637	149,472		5/26/20	2,629	—
Euro	DBAB	Sell	137,637	153,961		5/26/20	1,860	—
Japanese Yen	JPHQ	Buy	3,959,600	36,875		5/26/20	42	—
Euro	BZWS	Buy	118,000	128,172		5/29/20	2,244	—
Euro	BZWS	Sell	118,000	132,040		5/29/20	1,624	—
Brazilian Real	HSBK	Sell	2,736,600	542,288		6/02/20	17,557	—
Japanese Yen	JPHQ	Buy	25,629,100	237,826		6/04/20	1,209	—
Japanese Yen	HSBK	Buy	30,849,590	292,470		6/08/20	—	(4,700)
Japanese Yen	JPHQ	Buy	26,661,670	247,991		6/08/20	713	—
Japanese Yen	JPHQ	Buy	29,299,380	278,096		6/08/20	—	(4,787)
Australian Dollar	CITI	Sell	763,000	54,185,971	JPY	6/09/20	36,678	—
Euro	DBAB	Buy	393,000	427,005		6/11/20	7,548	—
Euro	DBAB	Sell	393,000	440,396		6/11/20	5,842	—
Australian Dollar	BNDP	Sell	492,000	36,154,374	JPY	6/12/20	35,016	—
Australian Dollar	HSBK	Sell	145,000	10,683,025	JPY	6/12/20	10,579	—
Australian Dollar	JPHQ	Sell	210,000	15,519,510	JPY	6/12/20	15,764	—
Australian Dollar	HSBK	Sell	50,000	3,281,200	JPY	6/16/20	—	(103)
Mexican Peso	CITI	Buy	1,691,000	89,316		6/17/20	—	(18,950)
Mexican Peso	CITI	Sell	1,691,000	83,255		6/17/20	12,890	—
Japanese Yen	HSBK	Buy	65,997,000	608,688		6/18/20	7,184	—
Japanese Yen	JPHQ	Buy	32,418,620	306,554		6/22/20	—	(3,982)
Japanese Yen	JPHQ	Buy	32,418,620	299,143		6/22/20	3,429	—
Japanese Yen	BNDP	Buy	81,925,100	782,481		6/24/20	—	(17,791)
Japanese Yen	BNDP	Sell	36,200,000	343,712		6/24/20	5,821	—
Brazilian Real	HSBK	Sell	1,179,200	229,104		6/25/20	3,247	—
Brazilian Real	HSBK	Sell	2,747,500	542,253		7/02/20	16,212	—
Australian Dollar	JPHQ	Sell	130,000	9,707,555	JPY	7/14/20	10,797	—
Euro	BNDP	Buy	625,000	680,556		7/15/20	11,292	—
Euro	BNDP	Sell	625,000	702,844		7/15/20	10,996	—
Euro	DBAB	Buy	93,332	101,616		7/16/20	1,702	—
Euro	DBAB	Sell	93,332	104,868		7/16/20	1,550	—
Euro	UBSW	Buy	25,815	28,125		7/23/20	458	—
Euro	UBSW	Sell	25,815	29,312		7/23/20	729	—
Australian Dollar	SCNY	Sell	1,522,000	111,274,485	JPY	7/31/20	104,738	—
Euro	DBAB	Buy	548,000	597,163		7/31/20	9,731	—
Euro	DBAB	Sell	548,000	609,224		7/31/20	2,330	—
Australian Dollar	JPHQ	Sell	156,375	11,241,256	JPY	8/21/20	9,040	—
Japanese Yen	HSBK	Buy	13,100,000	118,884		8/21/20	3,608	—
Australian Dollar	CITI	Sell	138,315	9,817,437	JPY	8/24/20	6,831	—
Australian Dollar	JPHQ	Sell	531,500	37,850,772	JPY	8/24/20	27,423	—
Euro	HSBK	Buy	21,880	2,631,014	JPY	8/24/20	—	(355)
Euro	HSBK	Sell	21,880	2,585,485	JPY	8/24/20	—	(70)
Australian Dollar	JPHQ	Sell	531,500	39,226,958	JPY	8/25/20	40,304	—
Japanese Yen	CITI	Buy	4,006,200	36,217		8/26/20	1,248	—
  |  8

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Buy	27,502,000	251,160		8/31/20	$6,075	$ —
Japanese Yen	CITI	Buy	42,920,000	415,290		8/31/20	—	(13,845)
Japanese Yen	HSBK	Buy	10,885,590	104,886		9/08/20	—	(3,045)
Japanese Yen	HSBK	Buy	78,717,570	735,747		9/08/20	699	—
Japanese Yen	JPHQ	Buy	29,299,370	274,989		9/08/20	—	(877)
Australian Dollar	HSBK	Sell	95,000	6,436,535	JPY	9/14/20	1,865	—
Australian Dollar	JPHQ	Sell	110,000	7,468,125	JPY	9/14/20	2,303	—
Japanese Yen	JPHQ	Buy	14,420,369	134,180		9/23/20	791	—
Mexican Peso	CITI	Sell	2,287,000	110,983		10/08/20	17,335	—
Mexican Peso	CITI	Sell	1,718,000	83,250		10/09/20	12,912	—
Euro	DBAB	Buy	159,837	175,027		10/15/20	2,391	—
Euro	DBAB	Sell	159,837	180,616		10/15/20	3,199	—
Euro	DBAB	Buy	128,180	140,386		10/26/20	1,945	—
Euro	DBAB	Sell	128,180	145,923		10/26/20	3,592	—
Australian Dollar	JPHQ	Sell	52,125	3,819,845	JPY	11/24/20	3,806	—
Total Forward Exchange Contracts							$902,466	$(220,729)
Net unrealized appreciation (depreciation)							$681,737

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 62.
  |  9

Templeton Income Trust
Statement of Investments, March 31, 2020 (unaudited)
Templeton Global Bond Fund
		Principal Amount*		Value
	Foreign Government and Agency Securities 47.8%
	Argentina 1.8%
[a,b]	Argentina Treasury Bond BONCER,
	Index Linked, 1.20%, 3/18/22	16,143,108,877	ARS	$98,540,237
	Index Linked, 1.40%, 3/25/23	10,249,564,623	ARS	57,280,373
	Index Linked, 1.50%, 3/25/24	10,249,564,627	ARS	54,758,643
[a]	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	10,809,194,000	ARS	62,526,106
	16.00%, 10/17/23	11,569,749,000	ARS	53,745,232
	senior note, 15.50%, 10/17/26	18,801,412,000	ARS	82,861,923
[a,c]	Government of Argentina, FRN, 36.86%, (ARS Badlar + 2.00%), 4/03/22	700,128,000	ARS	5,614,106
				415,326,620
	Brazil 8.2%
	Letra Tesouro Nacional,
	Strip, 7/01/20	4,468,782[d]	BRL	853,079,119
	Strip, 7/01/21	1,017,240[d]	BRL	187,428,821
	Nota do Tesouro Nacional, 10.00%, 1/01/21	3,992,109[d]	BRL	804,746,132
				1,845,254,072
	Colombia 1.7%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	45,050,000,000	COP	11,384,581
	senior bond, 4.375%, 3/21/23	6,831,000,000	COP	1,612,622
	senior bond, 9.85%, 6/28/27	10,884,000,000	COP	2,965,648
	Titulos de Tesoreria,
	B, 7.75%, 9/18/30	175,388,800,000	COP	44,854,055
	senior bond, B, 11.00%, 7/24/20	88,998,000,000	COP	22,384,608
	senior bond, B, 7.00%, 5/04/22	131,527,000,000	COP	33,631,138
	senior bond, B, 10.00%, 7/24/24	518,579,000,000	COP	145,977,914
	senior bond, B, 7.50%, 8/26/26	216,664,700,000	COP	54,646,261
	senior bond, B, 6.00%, 4/28/28	236,008,100,000	COP	54,265,248
				371,722,075
	Ghana 2.0%
	Government of Ghana,
	24.75%, 3/01/21	6,310,000	GHS	1,168,612
	16.25%, 5/17/21	63,860,000	GHS	10,967,761
	24.50%, 6/21/21	990,000	GHS	183,741
	24.75%, 7/19/21	10,770,000	GHS	1,998,420
	18.75%, 1/24/22	337,130,000	GHS	56,911,491
	17.60%, 11/28/22	3,220,000	GHS	512,928
	19.75%, 3/25/24	337,130,000	GHS	55,105,049
	19.00%, 11/02/26	1,011,340,000	GHS	156,375,152
	senior bond, 19.75%, 3/15/32	1,011,340,000	GHS	156,486,835
	senior note, 18.50%, 6/01/20	4,390,000	GHS	770,167
	senior note, 18.25%, 9/21/20	4,190,000	GHS	740,053
	senior note, 16.50%, 3/22/21	15,240,000	GHS	2,645,703
				443,865,912
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	India 4.6%
	Government of India,
	senior bond, 8.35%, 5/14/22	4,260,400,000	INR	$60,196,961
	senior note, 7.80%, 4/11/21	9,845,400,000	INR	134,151,487
	senior note, 8.79%, 11/08/21	7,315,000,000	INR	102,308,492
	senior note, 8.15%, 6/11/22	19,499,000,000	INR	274,823,322
	senior note, 6.84%, 12/19/22	2,217,000,000	INR	30,662,439
	senior note, 7.16%, 5/20/23	7,113,350,000	INR	98,875,498
	India Government Bond, senior note, 7.37%, 4/16/23	24,355,500,000	INR	341,525,897
				1,042,544,096
	Indonesia 6.9%
	Government of Indonesia,
	senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000	IDR	69,348,068
	senior bond, FR34, 12.80%, 6/15/21	1,603,246,000,000	IDR	106,579,946
	senior bond, FR35, 12.90%, 6/15/22	1,172,669,000,000	IDR	81,497,212
	senior bond, FR39, 11.75%, 8/15/23	641,965,000,000	IDR	45,004,443
	senior bond, FR40, 11.00%, 9/15/25	532,795,000,000	IDR	37,576,593
	senior bond, FR43, 10.25%, 7/15/22	377,390,000,000	IDR	25,024,354
	senior bond, FR44, 10.00%, 9/15/24	248,790,000,000	IDR	16,837,187
	senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000	IDR	439,930,511
	senior bond, FR53, 8.25%, 7/15/21	5,990,194,000,000	IDR	378,969,024
	senior bond, FR61, 7.00%, 5/15/22	165,670,000,000	IDR	10,337,874
	senior bond, FR63, 5.625%, 5/15/23	670,707,000,000	IDR	39,903,176
	senior bond, FR70, 8.375%, 3/15/24	4,851,563,000,000	IDR	309,952,776
				1,560,961,164
	Mexico 14.0%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	455,729,200[e]	MXN	1,924,027,938
	senior bond, M, 6.50%, 6/10/21	281,607,150[e]	MXN	1,187,212,495
[f]	Mexican Udibonos, Index Linked, 2.50%, 12/10/20	7,105,937[g]	MXN	29,504,886
				3,140,745,319
	Norway 4.3%
[h,i]	Government of Norway,
	144A, Reg S, 3.75%, 5/25/21	2,807,404,000	NOK	281,365,329
	144A, Reg S, 2.00%, 5/24/23	2,148,176,000	NOK	217,553,692
	144A, Reg S, 3.00%, 3/14/24	2,799,940,000	NOK	296,782,062
	144A, Reg S, 1.75%, 3/13/25	1,005,900,000	NOK	102,775,208
	144A, Reg S, 1.50%, 2/19/26	596,566,000	NOK	60,450,994
				958,927,285
	South Korea 3.8%
	Korea Treasury Bond,
	senior note, 2.25%, 9/10/23	13,848,000,000	KRW	11,757,459
	senior note, 1.875%, 3/10/24	239,662,000,000	KRW	201,008,618
	senior note, 1.375%, 9/10/24	385,853,010,000	KRW	317,583,458
	senior note, 3.00%, 9/10/24	146,030,000,000	KRW	128,580,904
  |  11

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	South Korea (continued)
	Korea Treasury Bond, (continued)
	senior note, 1.375%, 12/10/29		245,748,000,000	KRW	$198,432,712
					857,363,151
[j]	Supranational 0.5%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		2,473,000,000	MXN	108,319,337
	Total Foreign Government and Agency Securities (Cost $15,085,614,589)				10,745,029,031
	U.S. Government and Agency Securities 26.4%
	United States 26.4%
	U.S. Treasury Note,
	1.125%, 9/30/21		167,063,000		169,366,715
	1.50%, 9/30/21		605,510,000		617,229,931
	2.125%, 12/31/21		189,745,000		196,037,715
	1.50%, 10/31/24		240,150,000		252,617,161
	1.50%, 11/30/24		294,510,000		310,213,364
	2.00%, 2/15/25		287,010,000		309,387,811
	2.125%, 5/15/25		343,230,000		372,873,811
	2.875%, 5/31/25		287,950,000		324,134,966
	2.625%, 12/31/25		418,885,000		470,165,689
	1.625%, 2/15/26		226,420,000		241,269,969
	2.125%, 5/31/26		103,431,000		113,555,925
	1.625%, 10/31/26		226,430,000		242,448,154
	1.75%, 12/31/24		2,166,575,000		2,307,487,001
	Total U.S. Government and Agency Securities (Cost $5,688,753,498)				5,926,788,212
		Number of Contracts	Notional Amount*
	Options Purchased 5.4%
	Calls - Over-the-Counter
	Currency Options 4.1%
	AUD/JPY, Counterparty CITI, April Strike Price 79.30 JPY, Expires 4/22/20	1	166,333,000	AUD	3,270
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	138,399,000	AUD	2,210
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	152,240,000	AUD	1,684
	AUD/JPY, Counterparty CITI, May Strike Price 78.75 JPY, Expires 5/07/20	1	138,398,000	AUD	7,566
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	553,598,000	AUD	7,142
	AUD/JPY, Counterparty CITI, May Strike Price 80.00 JPY, Expires 5/13/20	1	388,113,000	AUD	17,880
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	103,800,000	AUD	28,439
	AUD/JPY, Counterparty CITI, December Strike Price 82.15 JPY, Expires 12/21/20	1	415,192,000	AUD	153,032
	AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	173,002,000	AUD	3,081
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	217,980,000	AUD	7,634
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	138,399,000	AUD	5,526
  |  12

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/USD, Counterparty HSBK, February Strike Price $0.75, Expires 2/08/21	1	184,817,000	AUD	$272,592
AUD/USD, Counterparty HSBK, February Strike Price $0.74, Expires 2/10/21	1	221,777,000	AUD	353,672
AUD/USD, Counterparty MSCO, May Strike Price $0.70, Expires 5/07/20	1	173,266,000	AUD	40,127
AUD/USD, Counterparty MSCO, October Strike Price $0.66, Expires 10/28/20	1	369,624,000	AUD	2,861,866
AUD/USD, Counterparty MSCO, May Strike Price $0.77, Expires 5/12/21	1	249,119,000	AUD	389,470
USD/MXN, Counterparty CITI, July Strike Price 22.70 MXN, Expires 7/26/21	1	368,724,000		50,586,721
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	588,172,000		4,083,678
USD/JPY, Counterparty CITI, February Strike Price 118.25 JPY, Expires 2/24/21	1	1,517,860,000		5,848,315
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	252,447,000		36,524,032
USD/MXN, Counterparty CITI, May Strike Price 20.09 MXN, Expires 5/12/20	1	231,083,000		37,260,516
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	91,279,000		11,959,101
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	158,682,000		22,609,488
USD/MXN, Counterparty CITI, June Strike Price 25.08 MXN, Expires 6/25/20	1	253,388,000		8,855,657
USD/MXN, Counterparty CITI, July Strike Price 21.03 MXN, Expires 7/30/20	1	122,804,000		16,976,425
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	479,699,000		53,892,264
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	479,222,000		57,736,187
USD/MXN, Counterparty CITI, September Strike Price 20.85 MXN, Expires 9/17/20	1	505,499,000		76,282,327
USD/MXN, Counterparty CITI, September Strike Price 27.34 MXN, Expires 9/24/20	1	437,442,000		12,834,548
USD/MXN, Counterparty CITI, October Strike Price 20.08 MXN, Expires 10/19/20	1	263,029,000		48,382,343
USD/MXN, Counterparty CITI, July Strike Price 22.57 MXN, Expires 7/20/21	1	368,729,000		51,405,247
USD/MXN, Counterparty GSCO, March Strike Price 20.62 MXN, Expires 3/03/21	1	76,750,000		13,834,571
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	64,219,000		10,630,813
USD/MXN, Counterparty JPHQ, June Strike Price 20.70 MXN, Expires 6/12/20	1	95,591,000		13,605,849
USD/MXN, Counterparty JPHQ, June Strike Price 25.25 MXN, Expires 6/22/20	1	290,182,000		9,457,612
USD/MXN, Counterparty JPHQ, July Strike Price 20.14 MXN, Expires 7/14/20	1	290,576,000		49,100,951
USD/MXN, Counterparty JPHQ, July Strike Price 20.90 MXN, Expires 7/27/20	1	145,288,000		20,659,954
  |  13

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty JPHQ, September Strike Price 25.50 MXN, Expires 9/22/20	1	290,576,000		$12,842,588
USD/MXN, Counterparty MSCO, May Strike Price 19.86 MXN, Expires 5/29/20	1	727,397,000		126,094,997
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	124,900,000		14,346,763
USD/MXN, Counterparty MSCO, July Strike Price 18.99 MXN, Expires 7/17/20	1	382,840,000		82,416,647
USD/MXN, Counterparty MSCO, July Strike Price 20.75 MXN, Expires 7/17/20	1	191,420,000		28,006,086
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	383,759,000		38,808,780
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	383,759,000		14,389,044
				933,586,695
Puts - Over-the-Counter
Currency Options 1.3%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	110,720,000	AUD	3,946,519
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	69,200,000	AUD	3,095,376
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	110,720,000	AUD	8,769,485
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	69,200,000	AUD	5,848,508
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	69,199,000	AUD	972,818
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	230,667,000	AUD	15,694,269
AUD/JPY, Counterparty CITI, July Strike Price 72.00 JPY, Expires 7/21/20	1	830,399,000	AUD	50,020,769
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	51,900,000	AUD	1,723,359
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	31,140,000	AUD	1,402,905
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	129,750,000	AUD	9,196,651
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	93,420,000	AUD	7,586,624
AUD/JPY, Counterparty CITI, December Strike Price 65.85 JPY, Expires 12/21/20	1	207,600,000	AUD	6,550,637
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/07/20	1	346,004,000	AUD	16,288,789
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	138,400,000	AUD	8,710,973
AUD/USD, Counterparty HSBK, July Strike Price $0.67, Expires 7/28/20	1	244,507,000	AUD	13,377,472
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/08/21	1	369,632,000	AUD	18,676,093
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/10/21	1	443,553,000	AUD	20,458,212
AUD/USD, Counterparty MSCO, August Strike Price $0.67, Expires 8/12/20	1	392,124,000	AUD	24,014,227
AUD/USD, Counterparty MSCO, October Strike Price $0.58, Expires 10/28/20	1	369,624,000	AUD	5,191,953
USD/JPY, Counterparty CITI, September Strike Price 100.70 JPY, Expires 9/16/20	1	1,062,502,000		13,180,337
  |  14

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
		Number of Contracts	Notional Amount*		Value
	Options Purchased (continued)
	Puts - Over-the-Counter (continued)
	Currency Options (continued)
	USD/JPY, Counterparty CITI, September Strike Price 106.75 JPY, Expires 9/22/20	1	1,176,343,000		$30,921,352
	USD/JPY, Counterparty CITI, February Strike Price 105.70 JPY, Expires 2/24/21	1	758,930,000		24,168,885
	USD/MXN, Counterparty CITI, July Strike Price 18.28 MXN, Expires 7/20/20	1	73,745,000		60,545
	USD/MXN, Counterparty CITI, July Strike Price 18.38 MXN, Expires 7/24/20	1	73,745,000		68,067
	USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	239,850,000		405,107
	USD/MXN, Counterparty CITI, October Strike Price 18.00 MXN, Expires 10/19/20	1	184,364,000		211,097
	USD/MXN, Counterparty CITI, March Strike Price 21.48 MXN, Expires 3/24/21	1	121,534,000		1,738,301
	USD/MXN, Counterparty GSCO, March Strike Price 18.65 MXN, Expires 3/03/21	1	76,750,000		193,026
	USD/MXN, Counterparty JPHQ, June Strike Price 21.95 MXN, Expires 6/22/20	1	145,093,000		1,665,377
	USD/MXN, Counterparty JPHQ, July Strike Price 18.10 MXN, Expires 7/14/20	1	181,608,000		118,045
					294,255,778
	Total Options Purchased (Cost $329,902,517)				1,227,842,473
	Total Investments before Short Term Investments (Cost $21,104,270,604)				17,899,659,716
			Principal Amount*
	Short Term Investments 15.6%
	Foreign Government and Agency Securities 6.0%
	Brazil 0.2%
	Letra Tesouro Nacional, Strip, 10/01/20		231,540[d]	BRL	43,849,078
	Japan 5.4%
[k]	Japan Treasury Discount Bill,
	4/06/20		41,317,900,000	JPY	384,197,881
	4/10/20 - 9/23/20		89,848,400,000	JPY	835,928,794
					1,220,126,675
  |  15

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	Norway 0.4%
[h,i,k]	Norway Treasury Bill, 144A, Reg S, 6/17/20 - 9/16/20		868,786,000	NOK	$83,540,282
	Total Foreign Government and Agency Securities (Cost $1,351,455,416)				1,347,516,035
	Total Investments before Money Market Funds (Cost $22,455,726,020)				19,247,175,751
			Shares

	Money Market Funds (Cost $2,153,880,708) 9.6%
	United States 9.6%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		2,153,880,708		2,153,880,708
	Total Investments (Cost $24,609,606,728) 95.2%				21,401,056,459
	Options Written (2.1)%				(478,079,420)
	Other Assets, less Liabilities 6.9%				1,545,987,590
	Net Assets 100.0%				$22,468,964,629
		Number of Contracts	Notional Amount*
	Options Written (2.1)%
	Calls - Over-the-Counter
	Currency Options (1.8)%
	AUD/JPY, Counterparty CITI, April Strike Price 75.95 JPY, Expires 4/22/20	1	166,333,000	AUD	(9,298)
	AUD/JPY, Counterparty CITI, May Strike Price 76.00 JPY, Expires 5/06/20	1	290,641,000	AUD	(34,458)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/07/20	1	276,800,000	AUD	(29,247)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	138,406,000	AUD	(11,223)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/13/20	1	388,113,000	AUD	(47,684)
	AUD/JPY, Counterparty CITI, December Strike Price 75.70 JPY, Expires 12/21/20	1	415,192,000	AUD	(623,859)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	173,002,000	AUD	(16,897)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	217,980,000	AUD	(37,628)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	138,399,000	AUD	(239,922)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/08/21	1	184,817,000	AUD	(739,442)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/10/21	1	221,777,000	AUD	(1,017,422)
	AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	230,666,000	AUD	(321,938)
	AUD/USD, Counterparty MSCO, May Strike Price $0.68, Expires 5/07/20	1	346,528,000	AUD	(170,086)
	AUD/USD, Counterparty MSCO, August Strike Price $0.74, Expires 8/12/20	1	147,048,500	AUD	(94,216)
	AUD/USD, Counterparty MSCO, October Strike Price $0.61, Expires 10/28/20	1	369,624,000	AUD	(9,395,742)
	AUD/USD, Counterparty MSCO, May Strike Price $0.74, Expires 5/12/21	1	498,240,000	AUD	(1,138,882)
  |  16

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/JPY, Counterparty CITI, September Strike Price 107.50 JPY, Expires 9/16/20	1	607,145,000	$(14,224,800)
USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	1,176,342,000	(20,583,632)
USD/JPY, Counterparty CITI, February Strike Price 112.00 JPY, Expires 2/24/21	1	1,517,860,000	(17,719,498)
USD/MXN, Counterparty CITI, May Strike Price 19.34 MXN, Expires 5/12/20	1	115,540,000	(22,178,596)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	126,973,000	(8,315,208)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	48,691,000	(3,165,694)
USD/MXN, Counterparty CITI, June Strike Price 26.36 MXN, Expires 6/25/20	1	127,586,000	(3,019,961)
USD/MXN, Counterparty CITI, June Strike Price 30.33 MXN, Expires 6/25/20	1	126,696,000	(1,135,196)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	239,850,000	(20,029,634)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	159,740,000	(9,313,481)
USD/MXN, Counterparty CITI, September Strike Price 20.06 MXN, Expires 9/17/20	1	252,750,000	(45,580,935)
USD/MXN, Counterparty CITI, September Strike Price 22.40 MXN, Expires 9/17/20	1	252,750,000	(25,527,245)
USD/MXN, Counterparty CITI, March Strike Price 35.62 MXN, Expires 3/24/21	1	437,442,000	(7,584,369)
USD/MXN, Counterparty GSCO, June Strike Price 21.07 MXN, Expires 6/03/20	1	76,750,000	(9,718,315)
USD/MXN, Counterparty JPHQ, June Strike Price 29.40 MXN, Expires 6/22/20	1	290,182,000	(3,098,563)
USD/MXN, Counterparty JPHQ, July Strike Price 22.30 MXN, Expires 7/27/20	1	145,288,000	(13,987,166)
USD/MXN, Counterparty JPHQ, September Strike Price 30.80 MXN, Expires 9/22/20	1	290,576,000	(4,458,889)
USD/MXN, Counterparty MSCO, May Strike Price 20.92 MXN, Expires 5/29/20	1	242,466,000	(31,872,156)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	62,400,000	(2,822,726)
USD/MXN, Counterparty MSCO, July Strike Price 19.91 MXN, Expires 7/17/20	1	574,261,000	(102,420,024)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	575,640,000	(31,012,029)
USD/MXN, Counterparty MSCO, September Strike Price 22.46 MXN, Expires 9/10/20	1	47,970,000	(4,711,038)
			(416,407,099)
  |  17

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Puts - Over-the-Counter
Currency Options (0.3)%
AUD/JPY, Counterparty CITI, July Strike Price 68.00 JPY, Expires 7/21/20	1	369,068,000	AUD	$(11,880,727)
AUD/USD, Counterparty HSBK, May Strike Price $0.64, Expires 5/07/20	1	276,800,000	AUD	(8,548,503)
AUD/USD, Counterparty HSBK, January Strike Price $0.63, Expires 1/27/21	1	122,252,000	AUD	(4,041,399)
AUD/USD, Counterparty MSCO, June Strike Price $0.55, Expires 6/16/20	1	138,607,000	AUD	(593,044)
AUD/USD, Counterparty MSCO, August Strike Price $0.64, Expires 8/12/20	1	98,032,000	AUD	(3,440,429)
AUD/USD, Counterparty MSCO, October Strike Price $0.50, Expires 10/28/20	1	184,812,000	AUD	(1,070,701)
USD/JPY, Counterparty CITI, September Strike Price 89.80 JPY, Expires 9/16/20	1	531,252,000		(2,443,228)
USD/JPY, Counterparty CITI, September Strike Price 102.25 JPY, Expires 9/22/20	1	588,172,000		(8,866,693)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	158,682,000		(360,049)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	48,691,000		(23,323)
USD/MXN, Counterparty CITI, July Strike Price 18.86 MXN, Expires 7/20/20	1	221,236,000		(278,094)
USD/MXN, Counterparty CITI, July Strike Price 18.97 MXN, Expires 7/24/20	1	221,236,000		(313,713)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	479,699,000		(1,314,855)
USD/MXN, Counterparty CITI, September Strike Price 24.20 MXN, Expires 9/24/20	1	121,534,000		(6,629,558)
USD/MXN, Counterparty CITI, October Strike Price 18.89 MXN, Expires 10/19/20	1	368,731,000		(755,899)
USD/MXN, Counterparty GSCO, June Strike Price 19.52 MXN, Expires 6/03/20	1	38,375,000		(41,368)
USD/MXN, Counterparty GSCO, March Strike Price 19.80 MXN, Expires 3/03/21	1	76,750,000		(390,427)
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	64,219,000		(122,273)
USD/MXN, Counterparty JPHQ, June Strike Price 19.40 MXN, Expires 6/12/20	1	95,591,000		(104,385)
USD/MXN, Counterparty JPHQ, June Strike Price 23.40 MXN, Expires 6/22/20	1	290,182,000		(9,625,627)
USD/MXN, Counterparty JPHQ, July Strike Price 18.92 MXN, Expires 7/14/20	1	290,576,000		(348,691)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	94,000,000		(75,952)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	143,911,000		(403,383)
				(61,672,321)
Total Options Written (Premiums received $228,623,549)				(478,079,420)
  |  18

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
[b]Redemption price at maturity is adjusted for inflation.
[c]The coupon rate shown represents the rate at period end.
[d]Principal amount is stated in 1,000 Brazilian Real Units.
[e]Principal amount is stated in 100 Mexican Peso Units.
[f]Principal amount of security is adjusted for inflation.
[g]Principal amount is stated in 100 Unidad de Inversion Units.
[h]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.At March 31, 2020, the aggregate value of these securities was $1,042,467,567, representing 4.6% of net assets.
[i]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $1,042,467,567, representing 4.6% of net assets.
[j]A supranational organization is an entity formed by two or more central governments through international treaties.
[k]The security was issued on a discount basis with no stated coupon rate.
[l]See Note 7 regarding investments in affiliated management investment companies.
[m]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Buy	111,328,000	123,943,689		4/01/20	$ —	$(1,188,408)
Euro	HSBK	Sell	111,328,000	123,371,463		4/01/20	616,182	—
Brazilian Real	CITI	Buy	560,876,900	108,697,074		4/02/20	—	(773,037)
Brazilian Real	CITI	Sell	560,876,900	109,407,373		4/02/20	1,483,337	—
Indian Rupee	BNDP	Buy	31,947,550,000	426,617,051		4/07/20	—	(3,725,082)
Indian Rupee	BNDP	Sell	31,947,550,000	440,057,974		4/07/20	17,166,006	—
Euro	BOFA	Buy	177,149,495	197,396,796		4/08/20	—	(2,007,761)
Euro	BOFA	Sell	177,149,495	196,843,204		4/08/20	1,454,169	—
Euro	GSCO	Buy	127,740,000	142,272,980		4/08/20	—	(1,380,705)
Euro	GSCO	Sell	127,740,000	141,976,623		4/08/20	1,084,348	—
Mexican Peso	CITI	Sell	1,270,192,000	63,246,180		4/08/20	9,836,524	—
South Korean Won	HSBK	Sell	28,730,968,000	24,716,937		4/08/20	1,143,326	—
Euro	UBSW	Buy	154,764,200	173,345,190		4/09/20	—	(2,639,277)
Euro	UBSW	Sell	154,764,200	172,190,649		4/09/20	1,484,736	—
Euro	BZWS	Buy	202,258,000	225,410,473		4/14/20	—	(2,272,895)
Euro	BZWS	Sell	202,258,000	224,858,309		4/14/20	1,720,731	—
Euro	BOFA	Buy	177,095,041	198,265,447		4/15/20	—	(2,880,456)
Euro	BOFA	Sell	177,095,041	197,579,624		4/15/20	2,194,633	—
Euro	GSCO	Buy	311,139,260	346,832,854		4/15/20	—	(3,559,880)
Euro	GSCO	Sell	311,139,260	347,662,992		4/15/20	4,390,018	—
Swedish Krona	DBAB	Buy	2,270,870,900	208,929,065	EUR	4/15/20	—	(1,409,383)
Indian Rupee	CITI	Buy	11,441,310,983	153,409,886		4/16/20	—	(2,480,391)
Indian Rupee	CITI	Sell	16,820,628,700	232,892,055		4/16/20	11,000,613	—
Brazilian Real	JPHQ	Sell	678,218,500	141,715,945		4/17/20	11,327,800	—
Norwegian Krone	DBAB	Buy	2,060,194,402	186,047,266		4/20/20	12,557,210	—
Japanese Yen	HSBK	Buy	13,388,924,282	124,733,783		4/21/20	—	(89,866)
Euro	GSCO	Buy	98,685,171	110,727,229		4/23/20	—	(1,814,395)
  |  19

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	98,685,171	111,425,427		4/23/20	$2,512,593	$ —
Euro	UBSW	Buy	245,086,718	274,759,367		4/24/20	—	(4,260,945)
Euro	UBSW	Sell	245,086,718	276,145,332		4/24/20	5,646,911	—
Euro	BOFA	Buy	260,447,167	292,082,642		4/29/20	—	(4,572,215)
Euro	BOFA	Sell	260,447,167	292,450,914		4/29/20	4,940,487	—
Euro	GSCO	Buy	204,004,038	228,985,352		4/29/20	—	(3,783,102)
Euro	GSCO	Sell	204,004,038	229,243,417		4/29/20	4,041,167	—
Euro	SCNY	Buy	221,525,985	248,347,244		4/29/20	—	(3,802,327)
Euro	SCNY	Sell	221,525,985	248,909,920		4/29/20	4,365,003	—
Euro	BOFA	Buy	260,447,167	292,103,478		4/30/20	—	(4,581,265)
Euro	BOFA	Sell	260,447,167	292,521,235		4/30/20	4,999,022	—
Euro	CITI	Sell	302,614,600	36,607,288,162	JPY	4/30/20	6,895,197	—
Euro	GSCO	Buy	164,724,987	184,907,916		4/30/20	—	(3,058,778)
Euro	GSCO	Sell	164,724,987	184,964,746		4/30/20	3,115,608	—
Indian Rupee	HSBK	Buy	37,052,679,517	494,524,063		4/30/20	—	(8,335,421)
Indian Rupee	HSBK	Sell	37,052,679,517	514,334,807		4/30/20	28,146,165	—
Indian Rupee	HSBK	Sell	32,873,248,007	455,339,677		5/04/20	24,393,897	—
Brazilian Real	CITI	Sell	562,561,400	109,407,301		5/05/20	1,367,854	—
Brazilian Real	JPHQ	Sell	774,633,900	186,879,875		5/05/20	38,112,081	—
Indian Rupee	HSBK	Buy	9,662,150,000	128,686,254		5/05/20	—	(2,051,603)
Indian Rupee	HSBK	Sell	9,662,150,000	133,482,766		5/05/20	6,848,115	—
Swiss Franc	UBSW	Buy	182,206,073	165,963,250	EUR	5/08/20	6,302,167	—
South Korean Won	HSBK	Sell	100,447,500,000	84,747,944		5/11/20	2,238,075	—
Swiss Franc	GSCO	Buy	178,817,677	162,931,824	EUR	5/12/20	6,131,019	—
Indian Rupee	BNDP	Sell	4,475,348,160	62,193,893		5/13/20	3,647,980	—
Swedish Krona	DBAB	Buy	2,270,871,160	213,329,497	EUR	5/13/20	—	(6,485,176)
Indian Rupee	HSBK	Sell	8,304,820,383	115,465,004		5/14/20	6,847,709	—
Indian Rupee	HSBK	Sell	21,563,770,000	299,455,215		5/18/20	17,688,575	—
Euro	BOFA	Buy	189,563,331	212,863,698		5/20/20	—	(3,428,946)
Euro	BOFA	Sell	189,563,331	212,070,186		5/20/20	2,635,434	—
Australian Dollar	JPHQ	Sell	1,263,057,774	91,600,195,829	JPY	5/21/20	77,831,484	—
Euro	BOFA	Buy	36,000,000	40,362,408		5/21/20	—	(587,054)
Euro	BOFA	Buy	43,015,000	47,057,119		5/21/20	468,904	—
Euro	BOFA	Sell	79,015,000	88,560,012		5/21/20	1,258,634	—
Euro	GSCO	Buy	98,661,109	107,929,333		5/21/20	1,078,459	—
Euro	GSCO	Sell	98,661,108	110,549,772		5/21/20	1,541,980	—
Euro	UBSW	Buy	23,478,000	25,686,951		5/21/20	253,209	—
Euro	UBSW	Sell	23,478,000	26,314,142		5/21/20	373,982	—
South Korean Won	CITI	Sell	521,261,500,000	441,074,209		5/21/20	12,786,128	—
Euro	HSBK	Sell	256,573,382	30,295,748,769	JPY	5/22/20	—	(1,073,841)
Euro	HSBK	Sell	256,573,382	30,817,542,057	JPY	5/22/20	3,790,331	—
Australian Dollar	CITI	Sell	230,489,162	17,046,056,473	JPY	5/26/20	17,312,527	—
Japanese Yen	JPHQ	Buy	25,451,087,700	237,018,883		5/26/20	273,032	—
Swedish Krona	DBAB	Buy	403,702,175	42,428,866		5/26/20	—	(1,682,321)
Euro	BNDP	Buy	70,000,000	76,562,500		5/27/20	796,785	—
Euro	BNDP	Sell	167,743,577	186,881,619		5/27/20	1,502,716	—
  |  20

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	MSCS	Buy	385,872,751	422,538,380		5/27/20	$3,902,192	$ —
Euro	MSCS	Sell	385,872,751	430,325,292		5/27/20	3,884,721	—
Euro	BOFA	Sell	433,100,194	482,772,455		5/29/20	4,101,504	—
Euro	BZWS	Sell	121,193,300	135,612,879		5/29/20	1,667,632	—
Euro	GSCO	Sell	162,082,480	180,660,016		5/29/20	1,523,234	—
Brazilian Real	CITI	Buy	740,416,000	156,602,369	EUR	6/02/20	—	(31,133,991)
Brazilian Real	HSBK	Sell	656,893,400	130,170,696		6/02/20	4,214,433	—
Brazilian Real	JPHQ	Buy	821,500,000	172,547,784	EUR	6/02/20	—	(33,212,273)
Brazilian Real	JPHQ	Sell	682,986,700	159,472,004		6/02/20	28,512,472	—
Euro	HSBK	Sell	172,450,000	193,329,384		6/04/20	2,692,845	—
Euro	SCNY	Sell	276,473,292	309,885,366		6/05/20	4,244,409	—
Euro	UBSW	Sell	15,764,200	17,670,092		6/05/20	242,784	—
Japanese Yen	HSBK	Buy	12,854,977,220	121,871,691		6/08/20	—	(1,958,415)
Japanese Yen	JPHQ	Buy	12,209,005,415	115,882,311		6/08/20	—	(1,994,762)
Japanese Yen	JPHQ	Sell	12,209,005,415	116,663,320		6/08/20	2,775,772	—
Australian Dollar	CITI	Sell	264,500,000	18,783,996,500	JPY	6/09/20	12,714,740	—
Australian Dollar	HSBK	Sell	413,665,000	30,476,209,960	JPY	6/12/20	30,170,610	—
Australian Dollar	JPHQ	Sell	632,510,000	46,736,358,972	JPY	6/12/20	47,410,570	—
Euro	JPHQ	Sell	86,668,842	100,719,595		6/15/20	4,873,236	—
Norwegian Krone	JPHQ	Buy	1,654,058,800	180,752,687		6/15/20	—	(21,275,385)
Swedish Krona	DBAB	Buy	4,541,741,721	428,758,980	EUR	6/15/20	—	(15,560,992)
Australian Dollar	HSBK	Sell	138,350,000	9,079,080,400	JPY	6/16/20	—	(286,174)
Norwegian Krone	JPHQ	Buy	1,643,992,700	180,752,689		6/16/20	—	(22,245,807)
Swedish Krona	DBAB	Buy	2,270,870,060	208,736,941	EUR	6/16/20	—	(1,543,917)
Mexican Peso	CITI	Sell	4,355,417,000	214,230,479		6/17/20	32,994,003	—
Norwegian Krone	JPHQ	Buy	1,684,107,200	186,859,343		6/19/20	—	(24,484,452)
Japanese Yen	JPHQ	Buy	23,767,265,972	224,745,522		6/22/20	—	(2,918,958)
Japanese Yen	JPHQ	Sell	13,066,000,000	124,943,438		6/22/20	2,994,793	—
South Korean Won	CITI	Sell	465,402,500,000	389,018,682		6/22/20	6,018,798	—
Japanese Yen	BNDP	Buy	60,062,260,870	573,665,313		6/24/20	—	(13,043,404)
Brazilian Real	HSBK	Sell	283,070,400	54,997,163		6/25/20	779,504	—
Euro	HSBK	Sell	256,580,052	30,675,428,122	JPY	6/25/20	2,485,463	—
Euro	CITI	Sell	151,312,869	18,010,922,161	JPY	6/30/20	728,353	—
Euro	CITI	Sell	302,614,600	35,653,986,807	JPY	6/30/20	—	(1,965,331)
Norwegian Krone	JPHQ	Buy	80,334,375	7,511,302		6/30/20	234,282	—
Brazilian Real	CITI	Sell	560,876,900	108,156,292		7/02/20	769,778	—
Brazilian Real	HSBK	Sell	659,551,900	130,170,777		7/02/20	3,891,767	—
Brazilian Real	JPHQ	Sell	1,277,727,000	251,879,049		7/02/20	7,243,107	—
Australian Dollar	JPHQ	Sell	356,800,000	26,643,504,800	JPY	7/14/20	29,633,597	—
South Korean Won	CITI	Sell	280,696,000,000	244,540,663		7/17/20	13,292,465	—
Euro	UBSW	Sell	119,762,500	135,984,331		7/23/20	3,381,613	—
Brazilian Real	JPHQ	Sell	856,375,200	189,631,355		8/04/20	26,003,621	—
Swiss Franc	UBSW	Buy	364,412,144	336,408,774	EUR	8/10/20	7,924,036	—
Swiss Franc	GSCO	Buy	357,635,355	330,756,902	EUR	8/12/20	7,113,454	—
Swedish Krona	DBAB	Buy	2,270,871,661	215,345,864	EUR	8/13/20	—	(9,072,081)
Australian Dollar	JPHQ	Sell	947,293,366	68,097,636,137	JPY	8/21/20	54,765,787	—
  |  21

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	CITI	Sell	229,875,438	16,316,248,248	JPY	8/24/20	$11,352,477	$ —
Euro	HSBK	Sell	256,573,382	30,318,558,144	JPY	8/24/20	—	(825,814)
Euro	HSBK	Sell	256,573,382	31,105,930,538	JPY	8/25/20	6,537,574	—
Japanese Yen	JPHQ	Buy	25,451,577,900	232,376,142		8/27/20	5,652,442	—
Japanese Yen	CITI	Buy	30,984,770,000	299,805,563		8/31/20	—	(9,994,935)
Japanese Yen	CITI	Sell	30,984,770,000	294,063,824		8/31/20	4,253,196	—
Japanese Yen	HSBK	Buy	12,854,977,030	123,861,608		9/08/20	—	(3,596,232)
Japanese Yen	HSBK	Buy	12,854,977,080	121,089,450		9/09/20	—	(820,497)
Australian Dollar	HSBK	Sell	272,405,000	18,456,255,965	JPY	9/14/20	5,348,391	—
Australian Dollar	JPHQ	Sell	322,250,000	21,878,213,112	JPY	9/14/20	6,746,332	—
Norwegian Krone	JPHQ	Buy	1,475,731,300	163,564,323		9/21/20	—	(21,262,572)
Euro	CITI	Sell	302,614,600	35,666,091,391	JPY	9/30/20	—	(1,838,320)
Euro	CITI	Sell	453,916,330	54,715,839,722	JPY	9/30/20	8,639,192	—
Euro	GSCO	Sell	195,619,980	218,883,108		10/05/20	1,816,843	—
Mexican Peso	CITI	Sell	1,303,300,000	63,246,113		10/08/20	9,879,033	—
Mexican Peso	CITI	Sell	978,884,000	47,434,594		10/09/20	7,357,022	—
Mexican Peso	CITI	Sell	3,263,613,000	157,828,680		10/13/20	24,281,909	—
Mexican Peso	CITI	Sell	4,803,893,000	233,155,680		10/15/20	36,634,035	—
Euro	BOFA	Sell	94,781,666	107,273,889		10/16/20	2,063,274	—
Mexican Peso	CITI	Sell	4,398,692,000	215,456,340		10/16/20	35,535,365	—
Swiss Franc	UBSW	Buy	182,206,073	166,222,151	EUR	11/09/20	6,306,087	—
Swiss Franc	GSCO	Buy	178,817,677	163,184,593	EUR	11/12/20	6,134,107	—
Australian Dollar	JPHQ	Sell	315,764,414	23,139,974,105	JPY	11/24/20	23,058,763	—
Total Forward Exchange Contracts							$932,384,480	$(292,958,842)
Net unrealized appreciation (depreciation)							$639,425,638

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 62.
  |  22

Templeton Income Trust
Statement of Investments, March 31, 2020 (unaudited)
Templeton Global Total Return Fund
		Shares		Value
	Common Stocks 0.0%†
	South Africa 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	434,200,485		$242,623
[a,b,c]	K2016470219 South Africa Ltd., B	50,014,925		27,947
	Total Common Stocks (Cost $1,645,359)			270,570
		Principal Amount*
	Foreign Government and Agency Securities 42.2%
	Argentina 2.1%
[d,e]	Argentina Treasury Bond BONCER,
	Index Linked, 1.20%, 3/18/22	3,237,500,124	ARS	19,762,242
	Index Linked, 1.40%, 3/25/23	2,092,008,039	ARS	11,691,326
	Index Linked, 1.50%, 3/25/24	2,092,008,043	ARS	11,176,623
[d]	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	1,518,433,000	ARS	8,783,421
	16.00%, 10/17/23	1,462,549,400	ARS	6,794,016
	senior note, 15.50%, 10/17/26	2,527,300,600	ARS	11,138,365
[d,f]	Government of Argentina, FRN, 36.86%, (ARS Badlar + 2.00%), 4/03/22	9,178,000	ARS	73,596
				69,419,589
	Bosnia and Herzegovina 0.0%†
[f,g]	Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.438%, (6-month EUR LIBOR + 0.813%), 12/20/21	58,333	DEM	31,246
	Brazil 0.7%
	Nota do Tesouro Nacional, 10.00%, 1/01/21	112,525[h]	BRL	22,683,263
	Colombia 2.4%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	12,635,000,000	COP	3,192,989
	senior bond, 4.375%, 3/21/23	1,916,000,000	COP	452,318
	senior bond, 9.85%, 6/28/27	3,053,000,000	COP	831,875
	Titulos de Tesoreria,
	B, 7.00%, 6/30/32	11,774,000,000	COP	2,839,710
	senior bond, B, 11.00%, 7/24/20	19,102,000,000	COP	4,804,499
	senior bond, B, 7.00%, 5/04/22	30,519,000,000	COP	7,803,635
	senior bond, B, 10.00%, 7/24/24	59,139,000,000	COP	16,647,392
	senior bond, B, 7.50%, 8/26/26	176,576,000,000	COP	44,535,257
				81,107,675
	Ghana 3.6%
	Government of Ghana,
	24.75%, 3/01/21	990,000	GHS	183,348
	24.50%, 6/21/21	50,930,000	GHS	9,452,455
	24.75%, 7/19/21	45,750,000	GHS	8,489,108
	19.50%, 10/18/21	71,467,000	GHS	12,414,851
	18.75%, 1/24/22	51,790,000	GHS	8,742,758
	17.60%, 11/28/22	1,250,000	GHS	199,118
	16.50%, 2/06/23	5,210,000	GHS	804,513
	19.75%, 3/25/24	50,640,000	GHS	8,277,281
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  23

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Ghana (continued)
	Government of Ghana, (continued)
	19.00%, 11/02/26	166,050,000	GHS	$25,674,940
	senior bond, 19.75%, 3/15/32	152,324,000	GHS	23,569,423
	senior note, 18.25%, 9/21/20	14,680,000	GHS	2,592,833
	senior note, 24.00%, 11/23/20	94,380,000	GHS	17,224,440
	senior note, 16.50%, 3/22/21	480,000	GHS	83,329
	senior note, 18.25%, 7/25/22	22,820,000	GHS	3,721,737
				121,430,134
	India 5.5%
	Government of India,
	senior bond, 8.13%, 9/21/22	805,000,000	INR	11,390,634
	senior note, 8.27%, 6/09/20	470,690,000	INR	6,288,284
	senior note, 7.80%, 4/11/21	4,542,700,000	INR	61,897,938
	senior note, 8.79%, 11/08/21	2,781,000,000	INR	38,895,409
	senior note, 8.15%, 6/11/22	625,000,000	INR	8,808,891
	senior note, 6.84%, 12/19/22	631,000,000	INR	8,727,108
	senior note, 7.16%, 5/20/23	2,481,400,000	INR	34,491,437
	senior note, 8.83%, 11/25/23	1,036,900,000	INR	15,198,355
				185,698,056
	Indonesia 6.4%
	Government of Indonesia,
	senior bond, FR34, 12.80%, 6/15/21	34,970,000,000	IDR	2,324,722
	senior bond, FR35, 12.90%, 6/15/22	95,624,000,000	IDR	6,645,600
	senior bond, FR39, 11.75%, 8/15/23	20,613,000,000	IDR	1,445,058
	senior bond, FR43, 10.25%, 7/15/22	3,593,000,000	IDR	238,248
	senior bond, FR44, 10.00%, 9/15/24	15,790,000,000	IDR	1,068,609
	senior bond, FR46, 9.50%, 7/15/23	651,100,000,000	IDR	42,962,248
	senior bond, FR53, 8.25%, 7/15/21	1,074,263,000,000	IDR	67,963,141
	senior bond, FR56, 8.375%, 9/15/26	236,460,000,000	IDR	14,998,019
	senior bond, FR61, 7.00%, 5/15/22	167,591,000,000	IDR	10,457,745
	senior bond, FR63, 5.625%, 5/15/23	120,764,000,000	IDR	7,184,758
	senior bond, FR64, 6.125%, 5/15/28	18,838,000,000	IDR	1,021,594
	senior bond, FR70, 8.375%, 3/15/24	887,223,000,000	IDR	56,682,193
				212,991,935
	Mexico 12.6%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	9,077,230[i]	MXN	38,322,855
	senior bond, M, 6.50%, 6/10/21	34,704,410[i]	MXN	146,308,463
	senior bond, M, 6.50%, 6/09/22	20,876,300[i]	MXN	88,147,503
	senior bond, M, 8.00%, 12/07/23	14,138,100[i]	MXN	62,472,986
	senior note, M, 7.25%, 12/09/21	20,092,500[i]	MXN	86,023,104
[j]	Mexican Udibonos, Index Linked, 2.50%, 12/10/20	555,550[k]	MXN	2,306,722
				423,581,633
  |  24

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Norway 5.0%
[g,l]	Government of Norway,
	144A, Reg S, 3.75%, 5/25/21	523,796,000	NOK	$52,496,197
	144A, Reg S, 2.00%, 5/24/23	453,563,000	NOK	45,933,995
	144A, Reg S, 3.00%, 3/14/24	433,519,000	NOK	45,951,222
	144A, Reg S, 1.75%, 3/13/25	169,488,000	NOK	17,316,994
	144A, Reg S, 1.50%, 2/19/26	52,025,000	NOK	5,271,777
				166,970,185
	South Korea 3.9%
	Korea Treasury Bond,
	senior note, 1.375%, 9/10/21	16,003,000,000	KRW	13,189,353
	senior note, 2.00%, 12/10/21	19,554,000,000	KRW	16,295,332
	senior note, 2.25%, 9/10/23	32,791,710,000	KRW	27,841,362
	senior note, 1.375%, 9/10/24	67,806,900,000	KRW	55,809,723
	senior note, 3.00%, 9/10/24	20,810,000,000	KRW	18,323,417
				131,459,187
	Total Foreign Government and Agency Securities (Cost $1,949,164,350)			1,415,372,903
	U.S. Government and Agency Securities 18.0%
	United States 18.0%
	U.S. Treasury Note,
	1.50%, 10/31/24	42,360,000		44,559,080
	1.50%, 11/30/24	33,650,000		35,444,228
	1.75%, 12/31/24	324,829,400		345,955,999
	2.00%, 2/15/25	32,780,000		35,335,816
	2.125%, 5/15/25	39,210,000		42,596,457
	2.875%, 5/31/25	50,610,000		56,969,858
	2.625%, 12/31/25	16,863,000		18,927,400
	1.625%, 2/15/26	9,110,000		9,707,488
	2.125%, 5/31/26	4,164,000		4,571,616
	1.625%, 10/31/26	9,120,000		9,765,169
	Total U.S. Government and Agency Securities (Cost $575,350,678)			603,833,111
	Quasi-Sovereign and Corporate Bonds 0.0%†
	South Africa 0.0%†
[b,l,m]	K2016470219 South Africa Ltd.,
	senior secured note, 144A, PIK, 3.00%, 12/31/22	34,928,301		43,335
	senior secured note, 144A, PIK, 8.00%, 12/31/22	11,941,682	EUR	32,272
[b,l,m]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	10,647,128		50,104
	Total Quasi-Sovereign and Corporate Bonds (Cost $43,956,080)			125,711
  |  25

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased 5.8%
Calls - Over-the-Counter
Currency Options 4.4%
AUD/JPY, Counterparty CITI, April Strike Price 79.30 JPY, Expires 4/22/20	1	26,586,000	AUD	$523
AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	22,122,000	AUD	353
AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	24,334,000	AUD	269
AUD/JPY, Counterparty CITI, May Strike Price 78.75 JPY, Expires 5/07/20	1	22,122,000	AUD	1,209
AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	88,487,000	AUD	1,141
AUD/JPY, Counterparty CITI, May Strike Price 80.00 JPY, Expires 5/13/20	1	62,036,000	AUD	2,858
AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	16,591,000	AUD	4,546
AUD/JPY, Counterparty CITI, December Strike Price 82.15 JPY, Expires 12/21/20	1	66,365,000	AUD	24,461
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	27,652,000	AUD	492
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	34,842,000	AUD	1,220
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	22,122,000	AUD	883
AUD/USD, Counterparty HSBK, February Strike Price $0.75, Expires 2/08/21	1	29,541,000	AUD	43,571
AUD/USD, Counterparty HSBK, February Strike Price $0.74, Expires 2/10/21	1	35,450,000	AUD	56,533
AUD/USD, Counterparty MSCO, May Strike Price $0.70, Expires 5/07/20	1	27,694,000	AUD	6,414
AUD/USD, Counterparty MSCO, October Strike Price $0.66, Expires 10/28/20	1	59,082,000	AUD	457,451
AUD/USD, Counterparty MSCO, May Strike Price $0.77, Expires 5/12/21	1	39,819,000	AUD	62,253
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	108,034,000		750,080
USD/JPY, Counterparty CITI, February Strike Price 118.25 JPY, Expires 2/24/21	1	278,798,000		1,074,209
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	40,487,000		5,857,659
USD/MXN, Counterparty CITI, May Strike Price 20.09 MXN, Expires 5/12/20	1	37,062,000		5,975,988
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	14,640,000		1,918,089
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	25,449,000		3,626,050
USD/MXN, Counterparty CITI, June Strike Price 25.08 MXN, Expires 6/25/20	1	40,640,000		1,420,327
USD/MXN, Counterparty CITI, July Strike Price 21.03 MXN, Expires 7/30/20	1	19,097,000		2,639,969
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	74,595,000		8,380,450
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	74,521,000		8,978,216
USD/MXN, Counterparty CITI, September Strike Price 20.85 MXN, Expires 9/17/20	1	81,071,000		12,234,019
USD/MXN, Counterparty CITI, September Strike Price 27.34 MXN, Expires 9/24/20	1	70,158,000		2,058,436
USD/MXN, Counterparty CITI, October Strike Price 20.08 MXN, Expires 10/19/20	1	40,902,000		7,523,637
USD/MXN, Counterparty CITI, July Strike Price 22.57 MXN, Expires 7/20/21	1	57,339,000		7,993,745
USD/MXN, Counterparty CITI, July Strike Price 22.70 MXN, Expires 7/26/21	1	57,343,000		7,867,115
USD/MXN, Counterparty GSCO, March Strike Price 20.62 MXN, Expires 3/03/21	1	11,936,000		2,151,524
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	10,300,000		1,705,062
  |  26

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty JPHQ, June Strike Price 20.70 MXN, Expires 6/12/20	1	15,331,000		$2,182,122
USD/MXN, Counterparty JPHQ, June Strike Price 25.25 MXN, Expires 6/22/20	1	46,541,000		1,516,864
USD/MXN, Counterparty JPHQ, July Strike Price 20.14 MXN, Expires 7/14/20	1	46,602,000		7,874,713
USD/MXN, Counterparty JPHQ, July Strike Price 20.90 MXN, Expires 7/27/20	1	23,301,000		3,313,402
USD/MXN, Counterparty JPHQ, September Strike Price 25.50 MXN, Expires 9/22/20	1	46,603,000		2,059,713
USD/MXN, Counterparty MSCO, May Strike Price 19.86 MXN, Expires 5/29/20	1	116,660,000		20,223,128
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	19,400,000		2,228,400
USD/MXN, Counterparty MSCO, July Strike Price 18.99 MXN, Expires 7/17/20	1	61,400,000		13,218,008
USD/MXN, Counterparty MSCO, July Strike Price 20.75 MXN, Expires 7/17/20	1	30,700,000		4,491,625
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	59,676,000		6,034,914
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	59,676,000		2,237,552
				148,199,193
Puts - Over-the-Counter
Currency Options 1.4%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	17,697,000	AUD	630,794
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	11,061,000	AUD	494,768
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	17,697,000	AUD	1,401,676
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	11,061,000	AUD	934,832
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	11,061,000	AUD	155,498
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	36,870,000	AUD	2,508,585
AUD/JPY, Counterparty CITI, July Strike Price 72.00 JPY, Expires 7/21/20	1	132,730,000	AUD	7,995,261
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	8,296,000	AUD	275,472
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	4,977,000	AUD	224,222
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	20,739,000	AUD	1,469,976
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	14,932,000	AUD	1,212,626
AUD/JPY, Counterparty CITI, December Strike Price 65.85 JPY, Expires 12/21/20	1	33,183,000	AUD	1,047,061
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/07/20	1	55,303,000	AUD	2,603,493
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	22,122,000	AUD	1,392,371
AUD/USD, Counterparty HSBK, July Strike Price $0.67, Expires 7/28/20	1	39,081,000	AUD	2,138,200
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/08/21	1	59,082,000	AUD	2,985,188
  |  27

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
		Number of Contracts	Notional Amount*		Value
	Options Purchased (continued)
	Puts - Over-the-Counter (continued)
	Currency Options (continued)
	AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/10/21	1	70,899,000	AUD	$3,270,109
	AUD/USD, Counterparty MSCO, August Strike Price $0.67, Expires 8/12/20	1	62,679,000	AUD	3,838,550
	AUD/USD, Counterparty MSCO, October Strike Price $0.58, Expires 10/28/20	1	59,082,000	AUD	829,900
	USD/JPY, Counterparty CITI, September Strike Price 100.70 JPY, Expires 9/16/20	1	195,159,000		2,420,947
	USD/JPY, Counterparty CITI, September Strike Price 106.75 JPY, Expires 9/22/20	1	216,068,000		5,679,563
	USD/JPY, Counterparty CITI, February Strike Price 105.70 JPY, Expires 2/24/21	1	139,399,000		4,439,301
	USD/MXN, Counterparty CITI, July Strike Price 18.28 MXN, Expires 7/20/20	1	11,468,000		9,415
	USD/MXN, Counterparty CITI, July Strike Price 18.38 MXN, Expires 7/24/20	1	11,469,000		10,586
	USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	37,298,000		62,996
	USD/MXN, Counterparty CITI, October Strike Price 18.00 MXN, Expires 10/19/20	1	28,670,000		32,827
	USD/MXN, Counterparty CITI, March Strike Price 21.48 MXN, Expires 3/24/21	1	19,492,000		278,794
	USD/MXN, Counterparty GSCO, March Strike Price 18.65 MXN, Expires 3/03/21	1	11,936,000		30,019
	USD/MXN, Counterparty JPHQ, June Strike Price 21.95 MXN, Expires 6/22/20	1	23,270,000		267,093
	USD/MXN, Counterparty JPHQ, July Strike Price 18.10 MXN, Expires 7/14/20	1	29,126,000		18,932
					48,659,055
	Total Options Purchased (Cost $53,866,752)				196,858,248
	Total Investments before Short Term Investments (Cost $2,623,983,219)				2,216,460,543
			Principal Amount*
	Short Term Investments 28.4%
	Foreign Government and Agency Securities 11.1%
	Brazil 6.6%
	Letra Tesouro Nacional,
	Strip, 7/01/20		524,514[h]	BRL	100,128,388
	Strip, 10/01/20		638,290[h]	BRL	120,879,451
					221,007,839
	Japan 3.4%
[n]	Japan Treasury Discount Bill, 5/11/20 - 9/23/20		12,081,400,000	JPY	112,418,010
  |  28

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	Mexico 0.7%
[n]	Mexico Treasury Bill, 6/04/20 - 6/18/20		58,905,960[o]	MXN	$24,452,719
	Norway 0.4%
[g,l,n]	Norway Treasury Bill, 144A, Reg S, 6/17/20 - 9/16/20		146,391,000	NOK	14,076,592
	Total Foreign Government and Agency Securities (Cost $384,129,555)				371,955,160
	Total Investments before Money Market Funds (Cost $3,008,112,774)				2,588,415,703
			Shares

	Money Market Funds (Cost $579,596,955) 17.3%
	United States 17.3%
[p,q]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		579,596,955		579,596,955
	Total Investments (Cost $3,587,709,729) 94.4%				3,168,012,658
	Options Written (2.3)%				(77,742,398)
	Other Assets, less Liabilities 7.9%				266,010,090
	Net Assets 100.0%				$3,356,280,350
		Number of Contracts	Notional Amount*
	Options Written (2.3)%
	Calls - Over-the-Counter
	Currency Options (2.0)%
	AUD/JPY, Counterparty CITI, April Strike Price 75.95 JPY, Expires 4/22/20	1	26,586,000	AUD	(1,486)
	AUD/JPY, Counterparty CITI, May Strike Price 76.00 JPY, Expires 5/06/20	1	46,456,000	AUD	(5,508)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/07/20	1	44,244,000	AUD	(4,675)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	22,122,000	AUD	(1,794)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/13/20	1	62,036,000	AUD	(7,622)
	AUD/JPY, Counterparty CITI, December Strike Price 75.70 JPY, Expires 12/21/20	1	66,365,000	AUD	(99,719)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	27,652,000	AUD	(2,701)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	34,842,000	AUD	(6,014)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	22,122,000	AUD	(38,350)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/08/21	1	29,541,000	AUD	(118,192)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/10/21	1	35,450,000	AUD	(162,630)
	AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	36,870,000	AUD	(51,459)
	AUD/USD, Counterparty MSCO, May Strike Price $0.68, Expires 5/07/20	1	55,388,000	AUD	(27,186)
	AUD/USD, Counterparty MSCO, August Strike Price $0.74, Expires 8/12/20	1	23,504,000	AUD	(15,059)
	AUD/USD, Counterparty MSCO, October Strike Price $0.61, Expires 10/28/20	1	59,082,000	AUD	(1,501,848)
  |  29

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
AUD/USD, Counterparty MSCO, May Strike Price $0.74, Expires 5/12/21	1	79,639,000	AUD	$(182,040)
USD/JPY, Counterparty CITI, September Strike Price 107.50 JPY, Expires 9/16/20	1	111,519,000		(2,612,779)
USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	216,069,000		(3,780,775)
USD/JPY, Counterparty CITI, February Strike Price 112.00 JPY, Expires 2/24/21	1	278,798,000		(3,254,688)
USD/MXN, Counterparty CITI, May Strike Price 19.34 MXN, Expires 5/12/20	1	18,531,000		(3,557,137)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	20,365,000		(1,333,663)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	7,808,000		(507,645)
USD/MXN, Counterparty CITI, June Strike Price 26.36 MXN, Expires 6/25/20	1	20,463,000		(484,359)
USD/MXN, Counterparty CITI, June Strike Price 30.33 MXN, Expires 6/25/20	1	20,320,000		(182,067)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	37,298,000		(3,114,719)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	24,840,000		(1,448,271)
USD/MXN, Counterparty CITI, September Strike Price 20.06 MXN, Expires 9/17/20	1	40,535,000		(7,310,082)
USD/MXN, Counterparty CITI, September Strike Price 22.40 MXN, Expires 9/17/20	1	40,535,000		(4,093,954)
USD/MXN, Counterparty CITI, March Strike Price 35.62 MXN, Expires 3/24/21	1	70,158,000		(1,216,399)
USD/MXN, Counterparty GSCO, June Strike Price 21.07 MXN, Expires 6/03/20	1	11,936,000		(1,511,372)
USD/MXN, Counterparty JPHQ, June Strike Price 29.40 MXN, Expires 6/22/20	1	46,541,000		(496,965)
USD/MXN, Counterparty JPHQ, July Strike Price 22.30 MXN, Expires 7/27/20	1	23,301,000		(2,243,234)
USD/MXN, Counterparty JPHQ, September Strike Price 30.80 MXN, Expires 9/22/20	1	46,603,000		(715,123)
USD/MXN, Counterparty MSCO, May Strike Price 20.92 MXN, Expires 5/29/20	1	38,887,000		(5,111,696)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	9,700,000		(438,789)
USD/MXN, Counterparty MSCO, July Strike Price 19.91 MXN, Expires 7/17/20	1	92,100,000		(16,426,127)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	89,514,000		(4,822,477)
USD/MXN, Counterparty MSCO, September Strike Price 22.46 MXN, Expires 9/10/20	1	7,460,000		(732,632)
				(67,621,236)
Puts - Over-the-Counter
Currency Options (0.3)%
AUD/JPY, Counterparty CITI, July Strike Price 68.00 JPY, Expires 7/21/20	1	58,991,000	AUD	(1,898,989)
AUD/USD, Counterparty HSBK, May Strike Price $0.64, Expires 5/07/20	1	44,243,000	AUD	(1,366,371)
AUD/USD, Counterparty HSBK, January Strike Price $0.63, Expires 1/27/21	1	19,541,000	AUD	(645,985)
  |  30

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Currency Options (continued)
AUD/USD, Counterparty MSCO, June Strike Price $0.55, Expires 6/16/20	1	22,156,000	AUD	$(94,797)
AUD/USD, Counterparty MSCO, August Strike Price $0.64, Expires 8/12/20	1	15,670,000	AUD	(549,938)
AUD/USD, Counterparty MSCO, October Strike Price $0.50, Expires 10/28/20	1	29,541,000	AUD	(171,145)
USD/JPY, Counterparty CITI, September Strike Price 89.80 JPY, Expires 9/16/20	1	97,579,000		(448,766)
USD/JPY, Counterparty CITI, September Strike Price 102.25 JPY, Expires 9/22/20	1	108,034,000		(1,628,613)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	25,449,000		(57,744)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	7,808,000		(3,740)
USD/MXN, Counterparty CITI, July Strike Price 18.86 MXN, Expires 7/20/20	1	34,404,000		(43,246)
USD/MXN, Counterparty CITI, July Strike Price 18.97 MXN, Expires 7/24/20	1	34,406,000		(48,788)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	74,595,000		(204,465)
USD/MXN, Counterparty CITI, September Strike Price 24.20 MXN, Expires 9/24/20	1	19,492,000		(1,063,269)
USD/MXN, Counterparty CITI, October Strike Price 18.89 MXN, Expires 10/19/20	1	57,339,000		(117,545)
USD/MXN, Counterparty GSCO, June Strike Price 19.52 MXN, Expires 6/03/20	1	5,968,000		(6,433)
USD/MXN, Counterparty GSCO, March Strike Price 19.80 MXN, Expires 3/03/21	1	11,936,000		(60,718)
USD/MXN, Counterparty JPHQ, June Strike Price 20.08 MXN, Expires 6/05/20	1	10,300,000		(19,611)
USD/MXN, Counterparty JPHQ, June Strike Price 19.40 MXN, Expires 6/12/20	1	15,331,000		(16,741)
USD/MXN, Counterparty JPHQ, June Strike Price 23.40 MXN, Expires 6/22/20	1	46,541,000		(1,543,811)
USD/MXN, Counterparty JPHQ, July Strike Price 18.92 MXN, Expires 7/14/20	1	46,602,000		(55,922)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	14,600,000		(11,797)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	22,379,000		(62,728)
				(10,121,162)
Total Options Written (Premiums received $37,790,439)				(77,742,398)
  |  31

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
[c]See Note 6 regarding restricted securities.
[d]Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
[e]Redemption price at maturity and coupon payment are adjusted for inflation.
[f]The coupon rate shown represents the rate at period end.
[g]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $181,078,023, representing 5.4% of net assets.
[h]Principal amount is stated in 1,000 Brazilian Real Units.
[i]Principal amount is stated in 100 Mexican Peso Units.
[j]Principal amount of security is adjusted for inflation.
[k]Principal amount is stated in 100 Unidad de Inversion Units.
[l]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $181,172,488, representing 5.4% of net assets.
[m]Income may be received in additional securities and/or cash.
[n]The security was issued on a discount basis with no stated coupon rate.
[o]Principal amount is stated in 10 Mexican Peso Units.
[p]See Note 7 regarding investments in affiliated management investment companies.
[q]The rate shown is the annualized seven-day effective yield at period end.
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	53,617,000	11,517,905	EUR	4/01/20	$ —	$(2,382,564)
Brazilian Real	CITI	Sell	53,617,000	9,526,830	EUR	4/01/20	187,115	—
Brazilian Real	CITI	Buy	87,338,200	16,926,008		4/02/20	—	(120,375)
Brazilian Real	CITI	Sell	87,338,200	17,036,614		4/02/20	230,981	—
Indian Rupee	BNDP	Buy	1,454,981,800	20,288,106		4/07/20	—	(1,028,409)
Indian Rupee	BNDP	Sell	1,454,981,800	20,196,860		4/07/20	937,164	—
Euro	BOFA	Buy	8,748,171	9,782,266		4/08/20	—	(133,372)
Euro	BOFA	Sell	8,748,171	9,720,705		4/08/20	71,811	—
Euro	GSCO	Buy	24,160,708	27,014,643		4/08/20	—	(366,318)
Euro	GSCO	Sell	24,160,708	26,853,419		4/08/20	205,093	—
Mexican Peso	CITI	Buy	267,924,000	14,286,613		4/08/20	—	(3,020,813)
Mexican Peso	CITI	Sell	267,924,000	13,340,636		4/08/20	2,074,837	—
South Korean Won	HSBK	Buy	19,594,276,000	16,004,473		4/08/20	72,530	—
South Korean Won	HSBK	Sell	19,594,276,000	16,856,741		4/08/20	779,738	—
Euro	UBSW	Buy	28,979,798	32,408,832		4/09/20	—	(443,928)
Euro	UBSW	Sell	28,979,798	32,242,923		4/09/20	278,019	—
Australian Dollar	JPHQ	Buy	107,000,000	72,816,282		4/14/20	—	(7,081,238)
Australian Dollar	JPHQ	Sell	107,000,000	75,231,700		4/14/20	9,496,656	—
Euro	BOFA	Buy	1,737,194	1,946,554		4/15/20	—	(29,946)
Euro	BOFA	Sell	1,737,194	1,938,135		4/15/20	21,528	—
Euro	GSCO	Buy	11,097,345	12,411,304		4/15/20	—	(167,852)
Euro	GSCO	Sell	11,097,345	12,379,976		4/15/20	136,524	—
Indian Rupee	JPHQ	Buy	1,112,237,000	14,982,650		4/15/20	—	(304,836)
  |  32

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Sell	1,112,237,000	15,491,305		4/15/20	$813,492	$ —
Swedish Krona	DBAB	Buy	396,701,500	36,498,100	EUR	4/15/20	—	(246,207)
Indian Rupee	CITI	Buy	2,052,396,200	27,627,932		4/16/20	—	(553,489)
Indian Rupee	CITI	Sell	2,052,396,200	28,416,701		4/16/20	1,342,258	—
Brazilian Real	JPHQ	Sell	105,610,300	22,067,613		4/17/20	1,763,933	—
Norwegian Krone	DBAB	Buy	159,803,944	14,431,205		4/20/20	974,030	—
Norwegian Krone	DBAB	Sell	159,803,944	15,246,577		4/20/20	—	(158,658)
Euro	GSCO	Buy	54,178,489	59,023,021		4/23/20	770,489	—
Euro	GSCO	Sell	54,178,489	61,172,932		4/23/20	1,379,422	—
Euro	UBSW	Buy	13,130,824	14,695,046		4/24/20	—	(202,759)
Euro	UBSW	Sell	13,130,824	14,794,827		4/24/20	302,540	—
South Korean Won	HSBK	Buy	19,186,124,375	15,683,267		4/28/20	70,914	—
South Korean Won	HSBK	Sell	19,186,124,375	16,492,843		4/28/20	738,662	—
Euro	BOFA	Buy	9,500,000	10,653,927		4/29/20	—	(166,775)
Euro	BOFA	Buy	14,108,257	15,373,626		4/29/20	200,630	—
Euro	BOFA	Sell	23,608,256	26,509,239		4/29/20	447,831	—
Euro	GSCO	Buy	12,212,381	13,306,721		4/29/20	174,658	—
Euro	GSCO	Sell	12,212,381	13,723,297		4/29/20	241,918	—
Euro	SCNY	Buy	1,131,282	1,232,582		4/29/20	16,252	—
Euro	SCNY	Sell	1,131,282	1,271,125		4/29/20	22,291	—
Indian Rupee	JPHQ	Sell	140,321,000	1,935,462		4/29/20	93,534	—
Euro	BOFA	Buy	23,608,256	25,728,160		4/30/20	334,317	—
Euro	BOFA	Sell	23,608,257	26,515,613		4/30/20	453,137	—
Euro	CITI	Sell	58,713,400	7,102,559,998	JPY	4/30/20	1,337,809	—
Euro	GSCO	Buy	5,717,100	6,246,035		4/30/20	65,392	—
Euro	GSCO	Sell	5,717,100	6,419,560		4/30/20	108,133	—
Indian Rupee	HSBK	Buy	4,106,247,942	54,795,270		4/30/20	—	(914,926)
Indian Rupee	HSBK	Sell	4,106,247,942	56,999,555		4/30/20	3,119,211	—
Indian Rupee	HSBK	Buy	3,598,107,507	48,061,427		5/04/20	—	(892,700)
Indian Rupee	HSBK	Sell	3,598,107,507	49,838,735		5/04/20	2,670,009	—
Brazilian Real	CITI	Sell	87,600,500	17,036,601		5/05/20	212,998	—
Brazilian Real	JPHQ	Sell	130,017,500	31,366,629		5/05/20	6,396,877	—
Indian Rupee	HSBK	Buy	1,329,330,400	17,776,550		5/05/20	—	(354,000)
Indian Rupee	HSBK	Sell	3,090,987,000	42,702,038		5/05/20	2,190,758	—
Swiss Franc	UBSW	Buy	32,118,521	29,255,304	EUR	5/08/20	1,110,919	—
South Korean Won	HSBK	Buy	42,126,890,000	34,468,082		5/11/20	135,906	—
South Korean Won	HSBK	Sell	60,173,000,000	50,768,192		5/11/20	1,340,717	—
Swiss Franc	GSCO	Buy	31,521,229	28,720,938	EUR	5/12/20	1,080,750	—
Indian Rupee	BNDP	Buy	612,350,000	8,218,029		5/13/20	—	(207,347)
Indian Rupee	BNDP	Sell	612,350,000	8,509,825		5/13/20	499,143	—
Swedish Krona	DBAB	Buy	396,701,500	37,266,813	EUR	5/13/20	—	(1,132,904)
Indian Rupee	HSBK	Sell	1,013,325,875	14,088,646		5/14/20	835,534	—
Indian Rupee	JPHQ	Sell	3,126,643,410	43,441,290		5/14/20	2,548,467	—
South Korean Won	CITI	Sell	2,182,000,000	1,888,605		5/15/20	96,073	—
Indian Rupee	HSBK	Sell	2,631,137,000	36,538,495		5/18/20	2,158,299	—
Indian Rupee	JPHQ	Sell	1,425,342,000	19,355,540		5/18/20	731,069	—
  |  33

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Buy	46,940,555	51,348,273		5/20/20	$512,936	$ —
Euro	BOFA	Sell	46,940,555	52,513,807		5/20/20	652,598	—
Euro	GSCO	Buy	8,064,735	8,822,482		5/20/20	87,658	—
Euro	GSCO	Sell	8,064,735	9,023,632		5/20/20	113,492	—
Indian Rupee	CITI	Sell	4,067,114,000	56,430,872		5/20/20	3,311,927	—
Australian Dollar	JPHQ	Sell	247,462,202	17,946,594,814	JPY	5/21/20	15,248,986	—
Euro	BOFA	Buy	9,579,000	10,479,139		5/21/20	104,420	—
Euro	BOFA	Sell	9,579,000	10,736,143		5/21/20	152,584	—
Euro	JPHQ	Buy	29,868,049	32,688,220		5/21/20	312,120	—
Euro	JPHQ	Sell	29,868,049	33,469,240		5/21/20	468,900	—
Euro	HSBK	Sell	48,575,961	5,735,766,946	JPY	5/22/20	—	(203,306)
Euro	HSBK	Sell	48,575,961	5,834,555,880	JPY	5/22/20	717,607	—
Euro	JPHQ	Buy	71,296,627	77,160,449		5/22/20	1,616,232	—
Euro	JPHQ	Sell	71,296,627	79,785,560		5/22/20	1,008,879	—
Australian Dollar	CITI	Sell	89,789,742	6,640,490,138	JPY	5/26/20	6,744,297	—
Japanese Yen	JPHQ	Buy	4,365,172,600	40,651,635		5/26/20	46,828	—
Euro	BNDP	Buy	19,042,000	20,441,587		5/27/20	602,349	—
Euro	BNDP	Sell	19,042,000	21,214,521		5/27/20	170,585	—
Euro	MSCS	Buy	10,458,000	11,496,751		5/27/20	60,726	—
Euro	MSCS	Sell	10,458,000	11,662,762		5/27/20	105,284	—
Euro	BOFA	Buy	13,546,846	14,547,958		5/29/20	424,286	—
Euro	BOFA	Sell	13,546,846	15,100,534		5/29/20	128,290	—
Euro	BZWS	Sell	5,036,526	5,635,772		5/29/20	69,303	—
Euro	GSCO	Buy	13,276,516	14,598,193		5/29/20	75,276	—
Euro	GSCO	Sell	13,276,516	14,798,230		5/29/20	124,761	—
Euro	JPHQ	Buy	66,814,002	72,099,658		5/29/20	1,744,507	—
Euro	JPHQ	Sell	66,814,002	74,464,205		5/29/20	620,041	—
Brazilian Real	HSBK	Sell	18,715,300	3,708,644		6/02/20	120,072	—
Brazilian Real	JPHQ	Sell	114,635,100	26,766,391		6/02/20	4,785,642	—
Euro	JPHQ	Buy	14,763,729	16,233,753		6/04/20	86,955	—
Euro	JPHQ	Sell	14,763,729	16,545,047		6/04/20	224,338	—
Euro	SCNY	Sell	4,966,194	5,566,364		6/05/20	76,241	—
Japanese Yen	HSBK	Buy	3,118,896,780	29,568,720		6/08/20	—	(475,154)
Japanese Yen	JPHQ	Buy	2,962,169,960	28,115,566		6/08/20	—	(483,973)
Japanese Yen	JPHQ	Sell	2,962,169,960	28,305,056		6/08/20	673,462	—
Australian Dollar	HSBK	Sell	41,325,000	3,044,562,235	JPY	6/12/20	3,014,022	—
Australian Dollar	JPHQ	Sell	63,180,000	4,668,392,493	JPY	6/12/20	4,735,762	—
Euro	HSBK	Sell	12,000,000	13,457,580		6/12/20	188,293	—
Euro	JPHQ	Sell	3,066,139	3,563,221		6/15/20	172,404	—
Norwegian Krone	JPHQ	Buy	321,025,600	35,081,123		6/15/20	—	(4,129,202)
Norwegian Krone	JPHQ	Sell	321,025,600	30,677,146		6/15/20	—	(274,774)
Swedish Krona	DBAB	Buy	793,403,000	74,900,486	EUR	6/15/20	—	(2,718,371)
Australian Dollar	HSBK	Sell	13,830,000	907,579,920	JPY	6/16/20	—	(28,607)
Norwegian Krone	JPHQ	Buy	319,071,900	35,081,119		6/16/20	—	(4,317,545)
Norwegian Krone	JPHQ	Sell	319,071,900	30,490,451		6/16/20	—	(273,123)
Swedish Krona	DBAB	Buy	396,701,500	36,464,551	EUR	6/16/20	—	(269,709)
  |  34

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	CITI	Buy	918,696,000	48,524,043		6/17/20	$ —	$(10,295,505)
Mexican Peso	CITI	Sell	918,696,000	45,188,023		6/17/20	6,959,486	—
Norwegian Krone	JPHQ	Buy	326,857,400	36,266,313		6/19/20	—	(4,752,028)
Norwegian Krone	JPHQ	Sell	326,857,400	31,234,731		6/19/20	—	(279,555)
Japanese Yen	JPHQ	Buy	3,941,605,450	37,272,195		6/22/20	—	(484,085)
Japanese Yen	JPHQ	Sell	3,027,000,000	28,945,644		6/22/20	693,804	—
South Korean Won	CITI	Sell	22,784,500,000	19,045,012		6/22/20	294,660	—
Japanese Yen	BNDP	Buy	9,960,831,630	95,137,671		6/24/20	—	(2,163,141)
Japanese Yen	CITI	Buy	904,855,000	8,307,519		6/24/20	138,409	—
Brazilian Real	HSBK	Sell	8,064,900	1,566,913		6/25/20	22,209	—
Euro	HSBK	Sell	48,577,224	5,807,650,045	JPY	6/25/20	470,562	—
Euro	CITI	Sell	29,357,781	3,494,485,980	JPY	6/30/20	141,315	—
Euro	CITI	Sell	58,713,400	6,917,600,105	JPY	6/30/20	—	(381,314)
Brazilian Real	CITI	Buy	53,617,000	9,450,427	EUR	7/02/20	—	(191,653)
Brazilian Real	CITI	Sell	87,338,200	16,841,799		7/02/20	119,868	—
Brazilian Real	HSBK	Sell	18,791,100	3,708,658		7/02/20	110,880	—
Brazilian Real	JPHQ	Sell	198,964,000	39,221,887		7/02/20	1,127,876	—
Norwegian Krone	JPHQ	Buy	706,586,972	61,366,464	EUR	7/02/20	222,696	—
South Korean Won	DBAB	Sell	28,685,000,000	23,844,555		7/06/20	222,497	—
Australian Dollar	JPHQ	Sell	35,640,000	2,661,363,540	JPY	7/14/20	2,960,038	—
South Korean Won	HSBK	Sell	62,817,875,625	54,674,160		7/17/20	2,922,369	—
Euro	UBSW	Buy	82,327,765	90,724,374		7/23/20	430,081	—
Euro	UBSW	Sell	82,327,765	93,479,061		7/23/20	2,324,606	—
Brazilian Real	JPHQ	Sell	143,737,300	31,828,454		8/04/20	4,364,548	—
South Korean Won	DBAB	Sell	28,680,000,000	24,196,406		8/07/20	550,079	—
Swiss Franc	UBSW	Buy	64,237,042	59,300,725	EUR	8/10/20	1,396,815	—
Swiss Franc	GSCO	Buy	63,042,458	58,304,437	EUR	8/12/20	1,253,930	—
Swedish Krona	DBAB	Buy	396,701,500	37,619,047	EUR	8/13/20	—	(1,584,813)
Australian Dollar	JPHQ	Sell	185,596,654	13,341,900,076	JPY	8/21/20	10,729,883	—
Australian Dollar	CITI	Sell	89,550,658	6,356,184,831	JPY	8/24/20	4,422,490	—
Euro	HSBK	Sell	48,575,961	5,740,085,350	JPY	8/24/20	—	(156,348)
Euro	HSBK	Sell	48,575,961	5,889,155,261	JPY	8/25/20	1,237,731	—
Japanese Yen	JPHQ	Buy	4,365,256,600	39,855,348		8/27/20	969,463	—
Japanese Yen	CITI	Buy	5,314,266,000	51,420,311		8/31/20	—	(1,714,253)
Australian Dollar	HSBK	Sell	27,215,000	1,843,897,895	JPY	9/14/20	534,338	—
Australian Dollar	JPHQ	Sell	32,190,000	2,185,445,089	JPY	9/14/20	673,900	—
Norwegian Krone	JPHQ	Buy	286,415,100	31,745,137		9/21/20	—	(4,126,714)
Norwegian Krone	JPHQ	Sell	286,415,100	27,370,950		9/21/20	—	(247,472)
Euro	CITI	Sell	58,713,400	6,919,948,641	JPY	9/30/20	—	(356,672)
Euro	CITI	Sell	88,069,019	10,615,988,071	JPY	9/30/20	1,676,180	—
Norwegian Krone	JPHQ	Buy	706,586,972	61,220,514	EUR	10/02/20	209,698	—
Euro	GSCO	Sell	4,499,800	5,034,916		10/05/20	41,792	—
Mexican Peso	CITI	Buy	274,908,000	14,298,018		10/08/20	—	(3,041,180)
Mexican Peso	CITI	Sell	274,908,000	13,340,645		10/08/20	2,083,807	—
Mexican Peso	CITI	Buy	206,478,000	10,737,453		10/09/20	—	(2,283,809)
Mexican Peso	CITI	Sell	206,478,000	10,005,476		10/09/20	1,551,832	—
  |  35

Templeton Income Trust
Statement of Investments (unaudited)
Templeton Global Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	CITI	Buy	688,399,000	35,778,644		10/13/20	$ —	$(7,609,415)
Mexican Peso	CITI	Sell	688,399,000	33,291,050		10/13/20	5,121,821	—
Mexican Peso	CITI	Sell	1,013,293,000	49,179,909		10/15/20	7,727,277	—
Euro	BOFA	Sell	6,976,140	7,895,595		10/16/20	151,861	—
Mexican Peso	CITI	Sell	927,824,000	45,446,593		10/16/20	7,495,538	—
Swiss Franc	UBSW	Buy	32,118,521	29,300,942	EUR	11/09/20	1,111,610	—
Swiss Franc	GSCO	Buy	31,521,229	28,765,495	EUR	11/12/20	1,081,295	—
Euro	BNDP	Sell	4,802,000	5,440,258		11/23/20	103,259	—
Australian Dollar	JPHQ	Sell	61,865,545	4,533,655,583	JPY	11/24/20	4,517,744	—
Total Forward Exchange Contracts							$178,740,678	$(72,751,137)
Net unrealized appreciation (depreciation)							$105,989,541

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 62.
  |  36

Templeton Income Trust
Statement of Investments, March 31, 2020 (unaudited)
Templeton International Bond Fund
		Principal Amount*		Value
	Foreign Government and Agency Securities 42.1%
	Argentina 1.1%
[a,b]	Argentina Treasury Bond BONCER,
	Index Linked, 1.20%, 3/18/22	171,071,742	ARS	$1,044,251
	Index Linked, 1.40%, 3/25/23	113,308,687	ARS	633,233
	Index Linked, 1.50%, 3/25/24	113,308,692	ARS	605,355
[a]	Argentine Bonos del Tesoro,
	18.20%, 10/03/21	73,832,000	ARS	427,083
	16.00%, 10/17/23	171,501,000	ARS	796,678
	senior note, 15.50%, 10/17/26	153,089,000	ARS	674,697
[a,c]	Government of Argentina, FRN, 36.86%, (ARS Badlar + 2.00%), 4/03/22	5,808,000	ARS	46,573
				4,227,870
	Brazil 1.7%
	Letra Tesouro Nacional,
	Strip, 7/01/21	25,274[d]	BRL	4,656,793
	Strip, 1/01/22	10,700[d]	BRL	1,920,307
				6,577,100
	Colombia 1.2%
	Government of Colombia,
	senior bond, 7.75%, 4/14/21	378,000,000	COP	95,524
	senior bond, 4.375%, 3/21/23	57,000,000	COP	13,456
	senior bond, 9.85%, 6/28/27	91,000,000	COP	24,795
	Titulos de Tesoreria,
	senior bond, B, 11.00%, 7/24/20	746,000,000	COP	187,633
	senior bond, B, 7.00%, 5/04/22	11,196,000,000	COP	2,862,790
	senior bond, B, 10.00%, 7/24/24	4,505,000,000	COP	1,268,140
				4,452,338
	Ghana 1.1%
	Government of Ghana,
	24.75%, 3/01/21	180,000	GHS	33,336
	16.25%, 5/17/21	1,510,000	GHS	259,338
	24.50%, 6/21/21	50,000	GHS	9,280
	24.75%, 7/19/21	280,000	GHS	51,955
	18.75%, 1/24/22	2,910,000	GHS	491,242
	17.60%, 11/28/22	80,000	GHS	12,744
	19.75%, 3/25/24	2,910,000	GHS	475,649
	19.00%, 11/02/26	8,740,000	GHS	1,351,394
	senior bond, 19.75%, 3/15/32	8,740,000	GHS	1,352,359
	senior note, 18.50%, 6/01/20	100,000	GHS	17,544
	senior note, 18.25%, 9/21/20	160,000	GHS	28,260
	senior note, 16.50%, 3/22/21	360,000	GHS	62,497
				4,145,598
	India 5.2%
	Government of India,
	senior bond, 8.20%, 2/15/22	19,000,000	INR	266,590
	senior bond, 8.13%, 9/21/22	51,000,000	INR	721,643
	senior bond, 9.15%, 11/14/24	227,000,000	INR	3,401,675
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  37

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	India (continued)
	Government of India, (continued)
	senior note, 7.80%, 4/11/21	196,900,000	INR	$2,682,921
	senior note, 8.79%, 11/08/21	110,000,000	INR	1,538,473
	senior note, 8.15%, 6/11/22	82,000,000	INR	1,155,727
	senior note, 6.84%, 12/19/22	12,000,000	INR	165,967
	senior note, 7.16%, 5/20/23	19,100,000	INR	265,490
	senior note, 8.83%, 11/25/23	156,700,000	INR	2,296,829
	senior note, 7.68%, 12/15/23	302,000,000	INR	4,285,269
	senior note, 7.59%, 1/11/26	235,000,000	INR	3,310,516
				20,091,100
	Indonesia 2.3%
	Government of Indonesia,
	senior bond, FR39, 11.75%, 8/15/23	1,040,000,000	IDR	72,908
	senior bond, FR40, 11.00%, 9/15/25	1,060,000,000	IDR	74,759
	senior bond, FR42, 10.25%, 7/15/27	6,831,000,000	IDR	470,799
	senior bond, FR44, 10.00%, 9/15/24	686,000,000	IDR	46,426
	senior bond, FR47, 10.00%, 2/15/28	4,555,000,000	IDR	310,360
	senior bond, FR64, 6.125%, 5/15/28	159,000,000	IDR	8,623
	senior bond, FR70, 8.375%, 3/15/24	125,528,000,000	IDR	8,019,632
				9,003,507
	Mexico 9.2%
	Government of Mexico,
	senior bond, M, 8.00%, 6/11/20	4,433,950[e]	MXN	18,719,546
	senior bond, M, 6.50%, 6/10/21	958,380[e]	MXN	4,040,383
	senior bond, M, 6.50%, 6/09/22	391,000[e]	MXN	1,650,947
	senior bond, M, 8.00%, 12/07/23	312,600[e]	MXN	1,381,307
	senior note, M, 7.25%, 12/09/21	2,306,200[e]	MXN	9,873,659
				35,665,842
	Norway 3.8%
[f,g]	Government of Norway,
	144A, Reg S, 3.75%, 5/25/21	47,143,000	NOK	4,724,794
	144A, Reg S, 2.00%, 5/24/23	39,398,000	NOK	3,989,981
	144A, Reg S, 3.00%, 3/14/24	35,658,000	NOK	3,779,601
	144A, Reg S, 1.75%, 3/13/25	12,526,000	NOK	1,279,811
	144A, Reg S, 1.50%, 2/19/26	7,434,000	NOK	753,299
				14,527,486
	Singapore 1.5%
	Government of Singapore, senior note, 2.00%, 7/01/20	8,447,000	SGD	5,963,032
  |  38

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
		Principal Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea 15.0%
Korea Treasury Bond,
senior note, 1.75%, 12/10/20		30,200,000,000	KRW	$24,916,939
senior note, 1.375%, 9/10/24		1,485,100,000	KRW	1,222,339
senior note, 1.375%, 12/10/29		39,651,000,000	KRW	32,016,763
				58,156,041
Total Foreign Government and Agency Securities (Cost $204,784,490)				162,809,914
	Number of Contracts	Notional Amount*
Options Purchased 2.7%
Calls - Over-the-Counter
Currency Options 1.7%
AUD/JPY, Counterparty CITI, April Strike Price 79.30 JPY, Expires 4/22/20	1	1,998,000	AUD	39
AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	1,663,000	AUD	27
AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	1,829,000	AUD	20
AUD/JPY, Counterparty CITI, May Strike Price 78.75 JPY, Expires 5/07/20	1	1,663,000	AUD	91
AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	6,653,000	AUD	86
AUD/JPY, Counterparty CITI, May Strike Price 80.00 JPY, Expires 5/13/20	1	4,664,000	AUD	215
AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	1,247,000	AUD	342
AUD/JPY, Counterparty CITI, December Strike Price 82.15 JPY, Expires 12/21/20	1	4,990,000	AUD	1,839
AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	2,078,000	AUD	37
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	2,620,000	AUD	92
AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	1,663,000	AUD	66
AUD/USD, Counterparty HSBK, February Strike Price $0.75, Expires 2/08/21	1	2,221,000	AUD	3,276
AUD/USD, Counterparty HSBK, February Strike Price $0.74, Expires 2/10/21	1	2,664,000	AUD	4,248
AUD/USD, Counterparty MSCO, May Strike Price $0.70, Expires 5/07/20	1	2,082,000	AUD	482
AUD/USD, Counterparty MSCO, October Strike Price $0.66, Expires 10/28/20	1	4,442,000	AUD	34,393
AUD/USD, Counterparty MSCO, May Strike Price $0.77, Expires 5/12/21	1	2,993,000	AUD	4,679
USD/MXN, Counterparty CITI, July Strike Price 22.70 MXN, Expires 7/26/21	1	2,905,000		398,549
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	10,683,000		74,172
USD/JPY, Counterparty CITI, February Strike Price 118.25 JPY, Expires 2/24/21	1	27,570,000		106,227
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	3,040,000		439,827
USD/MXN, Counterparty CITI, May Strike Price 20.09 MXN, Expires 5/12/20	1	2,782,000		448,578
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	1,099,000		143,988
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	1,911,000		272,285
USD/MXN, Counterparty CITI, June Strike Price 25.08 MXN, Expires 6/25/20	1	3,052,000		106,664
USD/MXN, Counterparty CITI, July Strike Price 21.03 MXN, Expires 7/30/20	1	969,000		133,955
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	3,783,000		425,005
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	3,780,000		455,411
USD/MXN, Counterparty CITI, September Strike Price 20.85 MXN, Expires 9/17/20	1	6,087,000		918,559
  |  39

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty CITI, September Strike Price 27.34 MXN, Expires 9/24/20	1	5,268,000		$154,563
USD/MXN, Counterparty CITI, October Strike Price 20.08 MXN, Expires 10/19/20	1	2,074,000		381,498
USD/MXN, Counterparty CITI, July Strike Price 22.57 MXN, Expires 7/20/21	1	2,908,000		405,410
USD/MXN, Counterparty GSCO, March Strike Price 20.62 MXN, Expires 3/03/21	1	606,000		109,234
USD/MXN, Counterparty JPHQ, June Strike Price 25.25 MXN, Expires 6/22/20	1	3,495,000		113,909
USD/MXN, Counterparty JPHQ, July Strike Price 20.14 MXN, Expires 7/14/20	1	3,500,000		591,423
USD/MXN, Counterparty JPHQ, July Strike Price 20.90 MXN, Expires 7/27/20	1	1,750,000		248,850
USD/MXN, Counterparty JPHQ, September Strike Price 25.50 MXN, Expires 9/22/20	1	3,499,000		154,645
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	1,000,000		114,866
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	3,027,000		306,114
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	3,027,000		113,497
				6,667,161
Puts - Over-the-Counter
Currency Options 1.0%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	1,331,000	AUD	47,442
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	832,000	AUD	37,216
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	1,330,000	AUD	105,342
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	831,000	AUD	70,233
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	831,000	AUD	11,682
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	2,772,000	AUD	188,603
AUD/JPY, Counterparty CITI, July Strike Price 72.00 JPY, Expires 7/21/20	1	9,978,000	AUD	601,045
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	624,000	AUD	20,720
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	374,000	AUD	16,849
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	1,559,000	AUD	110,502
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	1,123,000	AUD	91,199
AUD/JPY, Counterparty CITI, December Strike Price 65.85 JPY, Expires 12/21/20	1	2,495,000	AUD	78,728
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/07/20	1	4,158,000	AUD	195,746
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	1,663,000	AUD	104,670
AUD/USD, Counterparty HSBK, July Strike Price $0.67, Expires 7/28/20	1	2,938,000	AUD	160,744
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/08/21	1	4,442,000	AUD	224,437
AUD/USD, Counterparty HSBK, February Strike Price $0.65, Expires 2/10/21	1	5,329,000	AUD	245,792
AUD/USD, Counterparty MSCO, August Strike Price $0.67, Expires 8/12/20	1	4,712,000	AUD	288,569
AUD/USD, Counterparty MSCO, October Strike Price $0.58, Expires 10/28/20	1	4,442,000	AUD	62,395
USD/JPY, Counterparty CITI, September Strike Price 100.70 JPY, Expires 9/16/20	1	19,299,000		239,404
  |  40

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
		Number of Contracts	Notional Amount*		Value
	Options Purchased (continued)
	Puts - Over-the-Counter (continued)
	Currency Options (continued)
	USD/JPY, Counterparty CITI, September Strike Price 106.75 JPY, Expires 9/22/20	1	21,367,000		$561,653
	USD/JPY, Counterparty CITI, February Strike Price 105.70 JPY, Expires 2/24/21	1	13,785,000		438,997
	USD/MXN, Counterparty CITI, July Strike Price 18.28 MXN, Expires 7/20/20	1	582,000		478
	USD/MXN, Counterparty CITI, July Strike Price 18.38 MXN, Expires 7/24/20	1	581,000		536
	USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	1,892,000		3,196
	USD/MXN, Counterparty CITI, October Strike Price 18.00 MXN, Expires 10/19/20	1	1,454,000		1,665
	USD/MXN, Counterparty CITI, March Strike Price 21.48 MXN, Expires 3/24/21	1	1,464,000		20,940
	USD/MXN, Counterparty GSCO, March Strike Price 18.65 MXN, Expires 3/03/21	1	606,000		1,524
	USD/MXN, Counterparty JPHQ, June Strike Price 21.95 MXN, Expires 6/22/20	1	1,747,000		20,052
	USD/MXN, Counterparty JPHQ, July Strike Price 18.10 MXN, Expires 7/14/20	1	2,188,000		1,422
					3,951,781
	Total Options Purchased (Cost $3,713,227)				10,618,942
	Total Investments before Short Term Investments (Cost $208,497,717)				173,428,856
			Principal Amount*
	Short Term Investments 50.4%
	Foreign Government and Agency Securities 14.7%
	Brazil 6.3%
	Letra Tesouro Nacional,
	Strip, 10/01/20		61,300[d]	BRL	11,609,003
	Strip, 7/01/20		64,738[d]	BRL	12,358,320
	Nota do Tesouro Nacional, 10.00%, 1/01/21		1,269[d]	BRL	255,810
					24,223,133
	Japan 4.8%
[h]	Japan Treasury Discount Bill,
	4/06/20		885,800,000	JPY	8,236,684
	4/10/20 - 9/23/20		1,118,400,000	JPY	10,405,338
					18,642,022
	Mexico 1.1%
[h]	Mexico Treasury Bill, 4/02/20 - 6/18/20		10,478,650[i]	MXN	4,372,777
	Norway 0.3%
[f,g,h]	Norway Treasury Bill, 144A, Reg S, 6/17/20 - 9/16/20		10,829,000	NOK	1,041,290
  |  41

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
			Principal Amount*		Value
	Short Term Investments (continued)
	Foreign Government and Agency Securities (continued)
	Singapore 2.2%
	Government of Singapore, senior bond, 3.25%, 9/01/20		12,025,000	SGD	$8,550,826
	Total Foreign Government and Agency Securities (Cost $58,652,209)				56,830,048
	Total Investments before Money Market Funds (Cost $267,149,926)				230,258,904
			Shares

	Money Market Funds (Cost $137,930,881) 35.7%
	United States 35.7%
[j,k]	Institutional Fiduciary Trust Money Market Portfolio, 0.32%		137,930,881		137,930,881
	Total Investments (Cost $405,080,807) 95.2%				368,189,785
	Options Written (1.1)%				(4,190,110)
	Other Assets, less Liabilities 5.9%				22,832,203
	Net Assets 100.0%				$386,831,878
		Number of Contracts	Notional Amount*
	Options Written (1.1)%
	Calls - Over-the-Counter
	Currency Options (0.9)%
	AUD/JPY, Counterparty CITI, April Strike Price 75.95 JPY, Expires 4/22/20	1	1,998,000	AUD	(112)
	AUD/JPY, Counterparty CITI, May Strike Price 76.00 JPY, Expires 5/06/20	1	3,492,000	AUD	(414)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/07/20	1	3,326,000	AUD	(351)
	AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	1,663,000	AUD	(135)
	AUD/JPY, Counterparty CITI, May Strike Price 76.50 JPY, Expires 5/13/20	1	4,664,000	AUD	(573)
	AUD/JPY, Counterparty CITI, December Strike Price 75.70 JPY, Expires 12/21/20	1	4,990,000	AUD	(7,498)
	AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	2,078,000	AUD	(203)
	AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	2,620,000	AUD	(452)
	AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	1,663,000	AUD	(2,883)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/08/21	1	2,221,000	AUD	(8,886)
	AUD/USD, Counterparty HSBK, February Strike Price $0.69, Expires 2/10/21	1	2,664,000	AUD	(12,221)
	AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	2,772,000	AUD	(3,869)
	AUD/USD, Counterparty MSCO, May Strike Price $0.68, Expires 5/07/20	1	4,164,000	AUD	(2,044)
	AUD/USD, Counterparty MSCO, August Strike Price $0.74, Expires 8/12/20	1	1,767,000	AUD	(1,132)
	AUD/USD, Counterparty MSCO, October Strike Price $0.61, Expires 10/28/20	1	4,442,000	AUD	(112,914)
	AUD/USD, Counterparty MSCO, May Strike Price $0.74, Expires 5/12/21	1	5,986,000	AUD	(13,683)
	USD/JPY, Counterparty CITI, September Strike Price 107.50 JPY, Expires 9/16/20	1	11,029,000		(258,398)
	USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	21,367,000		(373,880)
	USD/JPY, Counterparty CITI, February Strike Price 112.00 JPY, Expires 2/24/21	1	27,570,000		(321,852)
  |  42

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
	Number of Contracts	Notional Amount*		Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty CITI, May Strike Price 19.34 MXN, Expires 5/12/20	1	1,391,000		$(267,011)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	1,529,000		(100,131)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	586,000		(38,099)
USD/MXN, Counterparty CITI, June Strike Price 26.36 MXN, Expires 6/25/20	1	1,537,000		(36,381)
USD/MXN, Counterparty CITI, June Strike Price 30.33 MXN, Expires 6/25/20	1	1,526,000		(13,673)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	1,892,000		(157,999)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	1,260,000		(73,463)
USD/MXN, Counterparty CITI, September Strike Price 20.06 MXN, Expires 9/17/20	1	3,044,000		(548,955)
USD/MXN, Counterparty CITI, September Strike Price 22.40 MXN, Expires 9/17/20	1	3,044,000		(307,438)
USD/MXN, Counterparty CITI, March Strike Price 35.62 MXN, Expires 3/24/21	1	5,268,000		(91,337)
USD/MXN, Counterparty GSCO, June Strike Price 21.07 MXN, Expires 6/03/20	1	606,000		(76,733)
USD/MXN, Counterparty JPHQ, June Strike Price 29.40 MXN, Expires 6/22/20	1	3,495,000		(37,320)
USD/MXN, Counterparty JPHQ, July Strike Price 22.30 MXN, Expires 7/27/20	1	1,750,000		(168,476)
USD/MXN, Counterparty JPHQ, September Strike Price 30.80 MXN, Expires 9/22/20	1	3,499,000		(53,692)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	500,000		(22,618)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	4,540,000		(244,588)
USD/MXN, Counterparty MSCO, September Strike Price 22.46 MXN, Expires 9/10/20	1	378,000		(37,123)
				(3,396,537)
Puts - Over-the-Counter
Currency Options (0.2)%
AUD/JPY, Counterparty CITI, July Strike Price 68.00 JPY, Expires 7/21/20	1	4,435,000	AUD	(142,768)
AUD/USD, Counterparty HSBK, May Strike Price $0.64, Expires 5/07/20	1	3,326,000	AUD	(102,718)
AUD/USD, Counterparty HSBK, January Strike Price $0.63, Expires 1/27/21	1	1,469,000	AUD	(48,562)
AUD/USD, Counterparty MSCO, June Strike Price $0.55, Expires 6/16/20	1	1,666,000	AUD	(7,128)
AUD/USD, Counterparty MSCO, August Strike Price $0.64, Expires 8/12/20	1	1,178,000	AUD	(41,342)
AUD/USD, Counterparty MSCO, October Strike Price $0.50, Expires 10/28/20	1	2,221,000	AUD	(12,867)
USD/JPY, Counterparty CITI, September Strike Price 89.80 JPY, Expires 9/16/20	1	9,650,000		(44,380)
USD/JPY, Counterparty CITI, September Strike Price 102.25 JPY, Expires 9/22/20	1	10,683,000		(161,046)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	1,911,000		(4,336)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	586,000		(281)
USD/MXN, Counterparty CITI, July Strike Price 18.86 MXN, Expires 7/20/20	1	1,745,000		(2,193)
USD/MXN, Counterparty CITI, July Strike Price 18.97 MXN, Expires 7/24/20	1	1,743,000		(2,472)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	3,783,000		(10,369)
USD/MXN, Counterparty CITI, September Strike Price 24.20 MXN, Expires 9/24/20	1	1,464,000		(79,860)
USD/MXN, Counterparty CITI, October Strike Price 18.89 MXN, Expires 10/19/20	1	2,908,000		(5,961)
  |  43

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Currency Options (continued)
USD/MXN, Counterparty GSCO, June Strike Price 19.52 MXN, Expires 6/03/20	1	303,000	$(327)
USD/MXN, Counterparty GSCO, March Strike Price 19.80 MXN, Expires 3/03/21	1	606,000	(3,083)
USD/MXN, Counterparty JPHQ, June Strike Price 23.40 MXN, Expires 6/22/20	1	3,495,000	(115,933)
USD/MXN, Counterparty JPHQ, July Strike Price 18.92 MXN, Expires 7/14/20	1	3,500,000	(4,200)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	700,000	(566)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	1,135,000	(3,181)
			(793,573)
Total Options Written (Premiums received $2,806,048)			(4,190,110)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements.
[b]Redemption price at maturity and coupon paymentare adjusted for inflation.
[c]The coupon rate shown represents the rate at period end.
[d]Principal amount is stated in 1,000 Brazilian Real Units.
[e]Principal amount is stated in 100 Mexican Peso Units.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $15,568,776, representing 4.1% of net assets.
[g]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $15,568,776, representing 4.1% of net assets.
[h]The security was issued on a discount basis with no stated coupon rate.
[i]Principal amount is stated in 10 Mexican Peso Units.
[j]See Note 7 regarding investments in affiliated management investment companies.
[k]The rate shown is the annualized seven-day effective yield at period end.
  |  44

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
At March 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	9,265,700	1,795,678		4/02/20	$ —	$(12,771)
Brazilian Real	CITI	Sell	9,265,700	1,807,412		4/02/20	24,505	—
Euro	JPHQ	Sell	4,307,285	507,686,761	JPY	4/02/20	—	(28,377)
Indian Rupee	BNDP	Buy	231,918,000	3,130,093		4/07/20	—	(60,178)
Indian Rupee	BNDP	Sell	231,918,000	3,194,529		4/07/20	124,613	—
Euro	BOFA	Buy	925,820	1,015,449		4/08/20	5,695	—
Euro	BOFA	Sell	925,820	1,028,744		4/08/20	7,600	—
Euro	GSCO	Buy	616,000	676,984		4/08/20	2,440	—
Euro	GSCO	Sell	616,000	684,653		4/08/20	5,229	—
Mexican Peso	CITI	Sell	19,127,000	952,383		4/08/20	148,122	—
Euro	UBSW	Buy	596,154	667,728		4/09/20	—	(10,167)
Euro	UBSW	Sell	596,154	663,280		4/09/20	5,719	—
Euro	BZWS	Buy	736,000	809,688		4/14/20	2,291	—
Euro	BZWS	Sell	736,000	818,241		4/14/20	6,262	—
Euro	BOFA	Buy	208,570	228,822		4/15/20	1,288	—
Euro	BOFA	Sell	208,570	232,695		4/15/20	2,585	—
Euro	GSCO	Buy	438,466	481,962		4/15/20	1,788	—
Euro	GSCO	Sell	438,466	489,768		4/15/20	6,018	—
Swedish Krona	DBAB	Buy	29,307,000	2,696,359	EUR	4/15/20	—	(18,189)
Indian Rupee	CITI	Buy	146,026,500	1,965,707		4/16/20	—	(39,380)
Indian Rupee	CITI	Sell	146,026,500	2,021,828		4/16/20	95,501	—
Brazilian Real	JPHQ	Sell	11,204,100	2,341,133		4/17/20	187,134	—
Euro	DBAB	Buy	3,464,889	3,814,323		4/21/20	9,351	—
Euro	DBAB	Sell	3,464,889	3,878,562		4/21/20	54,888	—
Euro	GSCO	Buy	277,029	304,635		4/23/20	1,105	—
Euro	GSCO	Sell	277,029	312,794		4/23/20	7,053	—
Euro	UBSW	Buy	573,000	642,373		4/24/20	—	(9,962)
Euro	UBSW	Sell	573,000	645,613		4/24/20	13,202	—
Japanese Yen	JPHQ	Buy	150,402,430	1,377,059		4/24/20	23,347	—
Euro	DBAB	Buy	434,885	478,896		4/27/20	1,139	—
Euro	DBAB	Sell	434,885	489,507		4/27/20	9,472	—
Euro	HSBK	Buy	677,192	747,281		4/27/20	217	—
Euro	HSBK	Sell	677,192	762,478		4/27/20	14,979	—
Euro	BOFA	Buy	118,760	130,382		4/29/20	719	—
Euro	BOFA	Sell	118,760	133,353		4/29/20	2,253	—
Euro	CITI	Buy	421,010	463,397		4/29/20	1,360	—
Euro	CITI	Sell	421,010	473,228		4/29/20	8,470	—
Euro	SCNY	Buy	670,194	738,132		4/29/20	1,703	—
Euro	SCNY	Sell	670,194	753,041		4/29/20	13,206	—
Indian Rupee	JPHQ	Buy	268,284,800	3,585,736		4/29/20	—	(64,087)
Indian Rupee	JPHQ	Sell	268,284,800	3,700,480		4/29/20	178,831	—
Brazilian Real	DBAB	Buy	8,737,100	1,868,499	EUR	4/30/20	—	(384,304)
Euro	BOFA	Buy	118,760	130,389		4/30/20	717	—
Euro	BOFA	Sell	118,760	133,385		4/30/20	2,279	—
Euro	CITI	Sell	2,799,776	338,688,902	JPY	4/30/20	63,794	—
  |  45

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	3,104,068	3,485,558		4/30/20	$58,803	$ —
Euro	GSCO	Sell	1,005,086	1,128,581		4/30/20	19,010	—
Euro	HSBK	Sell	810,000	911,100		4/30/20	16,896	—
Indian Rupee	HSBK	Buy	302,361,437	4,054,026		4/30/20	—	(86,575)
Indian Rupee	HSBK	Sell	302,361,437	4,197,133		4/30/20	229,681	—
Euro	CITI	Sell	442,000	498,278		5/04/20	10,252	—
Indian Rupee	HSBK	Buy	138,516,900	1,845,342		5/04/20	—	(29,480)
Indian Rupee	HSBK	Sell	266,162,267	3,686,713		5/04/20	197,508	—
Brazilian Real	CITI	Sell	9,293,500	1,807,406		5/05/20	22,597	—
Brazilian Real	JPHQ	Sell	10,467,600	2,525,301		5/05/20	515,007	—
Indian Rupee	HSBK	Sell	143,826,000	1,986,959		5/05/20	101,938	—
Swiss Franc	UBSW	Buy	2,771,268	2,524,222	EUR	5/08/20	95,853	—
Swiss Franc	GSCO	Buy	2,719,732	2,478,116	EUR	5/12/20	93,250	—
Indian Rupee	BNDP	Sell	32,488,000	451,486		5/13/20	26,482	—
Swedish Krona	DBAB	Buy	29,307,000	2,753,149	EUR	5/13/20	—	(83,695)
Euro	HSBK	Sell	152,000	169,395		5/14/20	1,501	—
Indian Rupee	HSBK	Sell	72,097,335	1,002,396		5/14/20	59,448	—
Indian Rupee	JPHQ	Sell	264,945,940	3,681,134		5/14/20	215,952	—
Indian Rupee	HSBK	Sell	187,203,000	2,599,681		5/18/20	153,561	—
Indian Rupee	JPHQ	Sell	101,412,000	1,377,132		5/18/20	52,015	—
Euro	BOFA	Sell	989,468	1,106,947		5/20/20	13,756	—
Australian Dollar	JPHQ	Sell	7,149,620	518,508,746	JPY	5/21/20	440,570	—
Euro	BOFA	Sell	781,000	875,345		5/21/20	12,441	—
Euro	CITI	Sell	48,798	54,683		5/21/20	767	—
Euro	GSCO	Sell	88,914	99,628		5/21/20	1,390	—
Euro	HSBK	Sell	3,273,651	386,547,166	JPY	5/22/20	—	(13,701)
Euro	HSBK	Sell	3,273,651	393,204,790	JPY	5/22/20	48,361	—
Australian Dollar	CITI	Sell	8,970,177	663,398,444	JPY	5/26/20	673,769	—
Euro	BNDP	Buy	8,881,305	9,762,295		5/27/20	52,725	—
Euro	BNDP	Sell	8,881,305	9,894,585		5/27/20	79,565	—
Euro	CITI	Buy	1,950,000	2,143,512		5/27/20	11,496	—
Euro	CITI	Sell	1,950,000	2,172,670		5/27/20	17,662	—
Euro	MSCS	Sell	807,000	899,966		5/27/20	8,124	—
Euro	BOFA	Buy	1,804,622	1,983,783		5/29/20	10,721	—
Euro	BOFA	Sell	1,804,621	2,011,594		5/29/20	17,090	—
Euro	BZWS	Sell	1,011,996	1,132,403		5/29/20	13,925	—
Euro	CITI	Sell	2,023,992	2,214,903		5/29/20	—	(22,054)
Euro	GSCO	Sell	1,123,793	1,252,616		5/29/20	10,578	—
Brazilian Real	HSBK	Sell	9,625,600	1,907,419		6/02/20	61,755	—
Brazilian Real	JPHQ	Sell	9,229,200	2,154,945		6/02/20	385,289	—
Indian Rupee	SCNY	Sell	319,050,200	4,408,780		6/03/20	253,806	—
Euro	SCNY	Sell	337,841	378,669		6/05/20	5,187	—
Japanese Yen	HSBK	Buy	217,459,310	2,061,624		6/08/20	—	(33,129)
Japanese Yen	HSBK	Sell	217,459,310	2,085,041		6/08/20	56,545	—
Japanese Yen	JPHQ	Buy	206,531,820	1,960,306		6/08/20	—	(33,744)
Australian Dollar	CITI	Sell	10,100,000	717,271,700	JPY	6/09/20	485,516	—
  |  46

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	926,408	1,061,862		6/10/20	$37,537	$ —
Japanese Yen	BNDP	Buy	1,687,781,000	16,060,339		6/10/20	—	(315,214)
Japanese Yen	BNDP	Sell	404,666,000	3,839,274		6/10/20	64,189	—
Euro	DBAB	Sell	780,000	874,068		6/11/20	11,595	—
Mexican Peso	SANT	Sell	163,836,511	7,654,839		6/11/20	831,337	—
Australian Dollar	BNDP	Sell	5,500,000	404,164,750	JPY	6/12/20	391,436	—
Australian Dollar	HSBK	Sell	3,480,000	256,385,465	JPY	6/12/20	253,824	—
Australian Dollar	JPHQ	Sell	5,310,000	392,353,386	JPY	6/12/20	397,979	—
Australian Dollar	HSBK	Sell	23,430,000	1,586,909,214	JPY	6/15/20	411,336	—
Euro	JPHQ	Buy	723,010	803,275		6/15/20	—	(3,704)
Euro	JPHQ	Sell	723,010	840,225		6/15/20	40,654	—
Norwegian Krone	JPHQ	Buy	38,150,600	4,169,032		6/15/20	—	(490,713)
Norwegian Krone	JPHQ	Sell	38,150,600	3,645,664		6/15/20	—	(32,654)
Swedish Krona	DBAB	Buy	58,614,000	5,533,402	EUR	6/15/20	—	(200,825)
Australian Dollar	HSBK	Sell	1,160,000	76,123,840	JPY	6/16/20	—	(2,399)
Norwegian Krone	JPHQ	Buy	37,918,400	4,169,029		6/16/20	—	(513,096)
Norwegian Krone	JPHQ	Sell	37,918,400	3,623,475		6/16/20	—	(32,458)
Swedish Krona	DBAB	Buy	29,307,000	2,693,881	EUR	6/16/20	—	(19,925)
Mexican Peso	CITI	Sell	65,586,000	3,225,987		6/17/20	496,841	—
Euro	BOFA	Sell	494,734	557,713		6/18/20	10,533	—
Euro	DBAB	Sell	1,328,838	1,497,494		6/18/20	27,786	—
Euro	GSCO	Sell	247,466	279,402		6/18/20	5,702	—
Norwegian Krone	JPHQ	Buy	38,843,600	4,309,874		6/19/20	—	(564,729)
Norwegian Krone	JPHQ	Sell	38,843,600	3,711,923		6/19/20	—	(33,222)
Japanese Yen	JPHQ	Buy	290,057,590	2,742,812		6/22/20	—	(35,623)
South Korean Won	CITI	Sell	955,000,000	798,261		6/22/20	12,350	—
Japanese Yen	BNDP	Buy	733,004,570	7,001,057		6/24/20	—	(159,183)
Brazilian Real	HSBK	Sell	4,147,900	805,887		6/25/20	11,422	—
Euro	HSBK	Sell	3,273,736	391,391,540	JPY	6/25/20	31,712	—
Euro	CITI	Sell	1,399,940	166,636,202	JPY	6/30/20	6,739	—
Euro	CITI	Sell	2,799,776	329,869,003	JPY	6/30/20	—	(18,183)
Brazilian Real	CITI	Sell	9,265,700	1,786,745		7/02/20	12,717	—
Brazilian Real	HSBK	Sell	9,664,500	1,907,409		7/02/20	57,027	—
Brazilian Real	JPHQ	Sell	21,107,900	4,161,013		7/02/20	119,655	—
Norwegian Krone	JPHQ	Buy	74,475,000	6,468,089	EUR	7/02/20	23,472	—
Australian Dollar	JPHQ	Sell	2,990,000	223,273,765	JPY	7/14/20	248,331	—
Euro	SCNY	Sell	327,000	367,442		7/16/20	5,457	—
Euro	UBSW	Buy	140,305	158,148		7/23/20	—	(2,800)
Euro	UBSW	Sell	140,305	159,309		7/23/20	3,962	—
South Korean Won	DBAB	Sell	56,786,667,500	48,994,148		7/28/20	2,191,778	—
Brazilian Real	JPHQ	Sell	11,572,200	2,562,489		8/04/20	351,387	—
Swiss Franc	UBSW	Buy	5,542,536	5,116,618	EUR	8/10/20	120,521	—
Swiss Franc	GSCO	Buy	5,439,464	5,030,656	EUR	8/12/20	108,193	—
Swedish Krona	DBAB	Buy	29,307,000	2,779,171	EUR	8/13/20	—	(117,081)
Australian Dollar	JPHQ	Sell	5,362,214	385,471,001	JPY	8/21/20	310,005	—
Australian Dollar	CITI	Sell	8,946,293	634,995,766	JPY	8/24/20	441,816	—
  |  47

Templeton Income Trust
Statement of Investments (unaudited)
Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	3,273,651	386,838,193	JPY	8/24/20	$ —	$(10,537)
Euro	SCNY	Sell	388,000	424,358		8/24/20	—	(5,642)
Euro	HSBK	Sell	3,273,651	396,884,374	JPY	8/25/20	83,414	—
Indian Rupee	SCNY	Buy	127,703,000	1,677,213		8/27/20	—	(32,088)
Indian Rupee	SCNY	Sell	127,703,000	1,748,937		8/27/20	103,812	—
Japanese Yen	JPHQ	Buy	278,396,100	2,541,792		8/27/20	61,828	—
Indian Rupee	SCNY	Sell	153,361,000	2,091,068		8/28/20	115,644	—
Japanese Yen	CITI	Buy	374,523,000	3,623,847		8/31/20	—	(120,812)
Japanese Yen	CITI	Sell	374,523,000	3,554,445		8/31/20	51,410	—
Euro	CITI	Sell	2,047,790	2,296,576		9/08/20	26,132	—
Japanese Yen	JPHQ	Buy	206,531,830	1,938,402		9/08/20	—	(6,183)
Singapore Dollar	HSBK	Buy	5,860,000	4,045,564		9/08/20	85,949	—
Singapore Dollar	HSBK	Sell	8,737,000	6,300,388		9/08/20	140,484	—
South Korean Won	HSBK	Sell	13,355,000,000	11,283,849		9/08/20	259,556	—
Euro	DBAB	Sell	3,493,966	3,937,595		9/09/20	63,621	—
Singapore Dollar	SCNY	Sell	18,025,000	13,012,280		9/10/20	303,793	—
Australian Dollar	HSBK	Sell	2,290,000	155,154,370	JPY	9/14/20	44,962	—
Australian Dollar	JPHQ	Sell	2,710,000	183,987,455	JPY	9/14/20	56,734	—
Norwegian Krone	JPHQ	Buy	34,037,400	3,772,573		9/21/20	—	(490,416)
Norwegian Krone	JPHQ	Sell	34,037,400	3,252,747		9/21/20	—	(29,409)
Euro	GSCO	Sell	276,962	299,839		9/23/20	—	(7,371)
Japanese Yen	JPHQ	Buy	579,491,590	5,392,093		9/23/20	31,788	—
Euro	CITI	Sell	2,799,776	329,980,994	JPY	9/30/20	—	(17,008)
Euro	CITI	Sell	4,199,612	506,228,366	JPY	9/30/20	79,929	—
Norwegian Krone	JPHQ	Buy	74,475,000	6,452,706	EUR	10/02/20	22,102	—
Euro	GSCO	Sell	724,793	810,985		10/05/20	6,732	—
Mexican Peso	CITI	Sell	19,626,000	952,404		10/08/20	148,765	—
Mexican Peso	CITI	Sell	14,740,000	714,268		10/09/20	110,782	—
Euro	HSBK	Sell	5,247,292	5,896,592		10/13/20	72,505	—
Mexican Peso	CITI	Sell	49,145,000	2,376,657		10/13/20	365,648	—
Mexican Peso	CITI	Sell	72,338,000	3,510,906		10/15/20	551,643	—
Euro	BOFA	Sell	473,307	535,688		10/16/20	10,303	—
Euro	HSBK	Sell	396,000	447,985		10/16/20	8,412	—
Mexican Peso	CITI	Sell	66,237,000	3,244,415		10/16/20	535,104	—
Euro	DBAB	Sell	922,000	1,049,623		10/26/20	25,840	—
Swiss Franc	UBSW	Buy	2,771,268	2,528,160	EUR	11/09/20	95,913	—
Swiss Franc	GSCO	Buy	2,719,732	2,481,960	EUR	11/12/20	93,297	—
Australian Dollar	JPHQ	Sell	1,787,405	130,985,298	JPY	11/24/20	130,526	—
Japanese Yen	MSCS	Buy	1,918,000,000	18,129,573		12/18/20	—	(126,383)
Total Forward Exchange Contracts							$16,289,588	$(4,317,451)
Net unrealized appreciation (depreciation)							$11,972,137

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 62.
  |  48

Templeton Income Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  49

Templeton Income Trust
Notes to Statements of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION (continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
  |  50

Templeton Income Trust
Notes to Statements of Investments (unaudited)
At March 31, 2020, the Funds received U.K. Treasury Bonds, Canadian Government Bonds, U.S. Government Agency Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Templeton Emerging Markets Bond Fund $335,794
Templeton Global Bond Fund $671,396,940
Templeton Global Total Return Fund $126,191,451
Templeton International Bond Fund $7,253,196
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. The Funds do not hold any interest rate swap contracts at period end.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
The following Funds have invested in derivatives during the period.
Templeton Emerging Markets Bond Fund - Forwards, swaps and options
Templeton Global Bond Fund - Forwards, swaps and options
Templeton Global Total Return Fund - Forwards, swaps and options
Templeton International Bond Fund - Forwards, swaps and options
4.  CONCENTRATION OF RISK
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
  |  51

Templeton Income Trust
Notes to Statements of Investments (unaudited)
4.  CONCENTRATION OF RISK (continued)
Certain or all Funds had a portion of its net assets denominated in Argentine Pesos, which has had restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Funds’ holdings. At March 31, 2020, the percentage of net assets denominated in Argentine Pesos were as follows:
Templeton Emerging Markets Bond Fund - 7.9%
Templeton Global Bond Fund - 2.2%
Templeton Global Total Return Fund - 2.4%
Templeton International Bond Fund - 1.1%
5.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6.  RESTRICTED SECURITIES
At March 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal Amount/Shares		Issuer	Acquisition Date	Cost	Value
Templeton Emerging Markets Bond Fund
2,171,539	[a]	K2016470219 South Africa Ltd., A	5/16/13 - 2/01/17	$14,538	$1,214
619,903	[a]	K2016470219 South Africa Ltd., B	2/01/17	460	346
546,840		Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	546,840	573,232
		Total Restricted Securities (Value is 2.1% of Net Assets)		$561,838	$574,792
Templeton Global Total Return Fund
434,200,485	[b]	K2016470219 South Africa Ltd., A	2/22/11 - 2/01/17	$1,608,225	$242,623
50,014,925	[b]	K2016470219 South Africa Ltd., B	2/01/17	37,134	27,947
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$1,645,359	$270,570

†Rounds to less than 0.1% of net assets.
[a]The Fund also invests in unrestricted securities of the issuer, valued at $963 as of March 31, 2020.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $125,711 as of March 31, 2020.
  |  52

Templeton Income Trust
Notes to Statements of Investments (unaudited)
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$12,266,921	$8,209,184	$(10,241,588)	$ —	$ —	$10,234,517	10,234,517	$22,864
Templeton Global Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$3,382,668,169	$2,999,538,633	$(4,228,326,094)	$ —	$ —	$2,153,880,708	2,153,880,708	$6,409,226
Templeton Global Total Return Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$507,468,590	$959,046,626	$(886,918,261)	$ —	$ —	$579,596,955	579,596,955	$645,540
Templeton International Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.32%	$118,942,853	$66,322,200	$(47,334,172)	$ —	$ —	$137,930,881	137,930,881	$318,995
8.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  53

Templeton Income Trust
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:[a]
Equity Investments:
South Africa	$—	$—	$1,560	$1,560
Foreign Government and Agency Securities:
Argentina	—	—	1,786,032	1,786,032
All Other Foreign Government and Agency Securities	—	9,877,498	—	9,877,498
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—	573,232	573,232
South Africa	—	—	963	963
Options Purchased	—	988,159	—	988,159
Short Term Investments	10,234,517	3,201,763	—	13,436,280
Total Investments in Securities	$10,234,517	$14,067,420	$2,361,787	$26,663,724
Other Financial Instruments:
Forward Exchange Contracts	$—	$902,466	$—	$902,466
Restricted Currency (ARS)	—	—	304,411	304,411
Total Other Financial Instruments	$ —	$902,466	$304,411	$1,206,877
Receivables:
Interest (ARS)	$—	$—	$101,425	$101,425
Liabilities:
Other Financial Instruments:
Options Written	$—	$418,088	$—	$418,088
Forward Exchange Contracts	—	220,729	—	220,729
Total Other Financial Instruments	$ —	$638,817	$ —	$638,817
Payables:
Deferred Tax (ARS)	$—	$—	$151	$151
  |  54

Templeton Income Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Templeton Global Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities:
Argentina	$—	$—	$415,326,620	$415,326,620
All Other Foreign Government and Agency Securities	—	10,329,702,411	—	10,329,702,411
U.S. Government and Agency Securities	—	5,926,788,212	—	5,926,788,212
Options Purchased	—	1,227,842,473	—	1,227,842,473
Short Term Investments	2,153,880,708	1,347,516,035	—	3,501,396,743
Total Investments in Securities	$2,153,880,708	$18,831,849,131	$415,326,620	$21,401,056,459
Other Financial Instruments:
Forward Exchange Contracts	$—	$932,384,480	$—	$932,384,480
Restricted Currency (ARS)	—	—	45,840,048	45,840,048
Total Other Financial Instruments	$ —	$932,384,480	$45,840,048	$978,224,528
Receivables:
Interest (ARS)	$—	$—	$39,833,652	$39,833,652
Liabilities:
Other Financial Instruments:
Options Written	$—	$478,079,420	$—	$478,079,420
Forward Exchange Contracts	—	292,958,842	—	292,958,842
Total Other Financial Instruments	$ —	$771,038,262	$ —	$771,038,262
Payables:
Deferred Tax (ARS)	$—	$—	$53,378	$53,378
Templeton Global Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:
South Africa	$—	$—	$270,570	$270,570
Foreign Government and Agency Securities:
Argentina	—	—	69,419,589	69,419,589
All Other Foreign Government and Agency Securities	—	1,345,953,314	—	1,345,953,314
U.S. Government and Agency Securities	—	603,833,111	—	603,833,111
Quasi-Sovereign and Corporate Bonds:
South Africa	—	—	125,711	125,711
Options Purchased	—	196,858,248	—	196,858,248
Short Term Investments	579,596,955	371,955,160	—	951,552,115
Total Investments in Securities	$579,596,955	$2,518,599,833	$69,815,870	$3,168,012,658
Other Financial Instruments:
Forward Exchange Contracts	$—	$178,740,678	$—	$178,740,678
Restricted Currency (ARS)	—	—	7,212,566	7,212,566
Total Other Financial Instruments	$ —	$178,740,678	$7,212,566	$185,953,244
Receivables:
Interest (ARS)	$—	$—	$5,221,400	$5,221,400
  |  55

Templeton Income Trust
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Templeton Global Total Return Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written	$—	$77,742,398	$—	$77,742,398
Forward Exchange Contracts	—	72,751,137	—	72,751,137
Total Other Financial Instruments	$ —	$150,493,535	$ —	$150,493,535
Payables:
Deferred Tax (ARS)	$—	$—	$7,414	$7,414
Templeton International Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities:
Argentina	$—	$—	$4,227,870	$4,227,870
All Other Foreign Government and Agency Securities	—	158,582,044	—	158,582,044
Options Purchased	—	10,618,943	—	10,618,943
Short Term Investments	137,930,881	56,830,048	—	194,760,929
Total Investments in Securities	$137,930,881	$226,031,035	$4,227,870	$368,189,786
Other Financial Instruments:
Forward Exchange Contracts	$—	$16,289,588	$—	$16,289,588
Restricted Currency (ARS)	—	—	571,672	571,672
Total Other Financial Instruments	$ —	$16,289,588	$571,672	$16,861,260
Receivables:
Interest (ARS)	$—	$—	$378,997	$378,997
Liabilities:
Other Financial Instruments:
Options Written	$—	$4,190,110	$—	$4,190,110
Forward Exchange Contracts	—	4,317,451	—	4,317,451
Total Other Financial Instruments	$ —	$8,507,561	$ —	$8,507,561
Payables:
Deferred Tax (ARS)	$—	$—	$205	$205

[a]For detailed categories, see the accompanying Statement of Investments.
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. The reconciliations for the three months ended March 31, 2020, are as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:
South Africa	$ 1,993	$ —	$ —	$ —	$ —	$ —	$ —	$ (433)	$ 1,560	$ (433)
Foreign Government and Agency Securities:
Argentina	1,770,959	1,283,302	(704,435)	—	—	180,085	(1,113,749)	369,870	1,786,032	(23,171)
Quasi-Sovereign and Corporate Bonds:
Costa Rica	552,327	—	—	—	—	—	—	20,905	573,232	20,905
South Africa	878	—	—	125	—	(2,750)	—	2,710	963	2,710
Short Term Investments:
Argentina	489,445	12,118	(304,671)	—	—	66,868	(122,318)	(141,442)	—	—
Total Investments in Securities	$ 2,815,602	$ 1,295,420	$ (1,009,106)	$ 125	$ —	$ 244,203	$ (1,236,067)	$ 251,610	$ 2,361,787	$ 11
Other Financial Instruments:
Restricted Currency (ARS)	$ 497,166	$ 480,929	$ (624,357)	$—	$—	$—	$ (70,890)	$ 21,563	$ 304,411	$ 20,239
Receivables:
Interest (ARS)	$ 50,491	$ 63,251	$ (8,654)	$—	$—	$—	$ (397)	$ (3,266)	$ 101,425	$ (1,686)
Liabilities:
Payables:
Deferred Tax (ARS)	$ 164	$—	$—	$—	$—	$—	$—	$ (13)	$ 151	$ (13)

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Templeton Income Trust
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS (continued)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$421,896,146	$215,468,248	$(113,449,479)	$—	$—	$21,474,200	$(201,978,704)	$71,916,209	$415,326,620	$(4,821,286)
Short Term Investments:
Argentina	41,783,420	2,349,418	(26,482,824)	—	—	4,804,766	(10,050,208)	(12,404,572)	—	—
Total Investments in Securities	$ 463,679,566	$ 217,817,666	$ (139,932,303)	$ —	$ —	$ 26,278,966	$ (212,028,912)	$ 59,511,637	$ 415,326,620	$ (4,821,286)
Other Financial Instruments:
Restricted Currency (ARS)	$96,378,491	$74,018,443	$(115,104,111)	$ —	$ —	$ —	$(13,488,499)	$ 4,035,724	$ 45,840,048	$ 3,047,785
Receivables:
Interest (ARS)	$20,624,672	$21,953,329	$ (1,810,202)	$ —	$ —	$ —	$ (213,744)	$ (720,403)	$ 39,833,652	$ (771,593)
Liabilities:
Payables:
Deferred Tax (ARS)	$57,813	$ —	$ —	$ —	$ —	$ —	$ —	$ (4,435)	$ 53,378	$ (4,435)

Templeton Global Total Return Fund
Assets:
Investments in Securities:
Equity Investments:
South Africa	$ 345,754	$ —	$—	$—	$—	$ —	$ —	$ (75,184)	$ 270,570	$ (75,184)
Foreign Government and Agency Securities:
Argentina	74,554,061	43,361,554	(26,263,429)	—	—	5,074,787	(59,836,428)	32,529,044	69,419,589	(917,791)
Quasi-Sovereign and Corporate Bonds:
South Africa	96,896	—	—	32,272	—	394,778	—	(398,235)	125,711	(398,235)
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Short Term Investments:
Argentina	$5,831,458	$355,935	$(3,712,902)	$—	$—	$662,365	$(1,403,572)	$(1,733,284)	$—
Total Investments in Securities	$ 80,828,169	$43,717,489	$(29,976,331)	$32,272	$ —	$ 6,131,930	$(61,240,000)	$30,322,341	$69,815,870	$(1,391,210)
Other Financial Instruments:
Restricted Currency (ARS)	$ 14,601,411	$ 11,463,538	$(17,432,141)	$—	$—	$—	$ (2,201,148)	$ 780,906	$ 7,212,566	$ 479,544
Receivables:
Interest (ARS)	$ 2,621,567	$ 2,838,213	$ (108,116)	$—	$—	$—	$ (631)	$ (129,633)	$ 5,221,400	$ (107,607)
Liabilities:
Payables:
Deferred Tax (ARS)	$ 8,030	$—	$—	$—	$—	$—	$—	$ (616)	$ 7,414	$ (616)

Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$ 4,541,263	$ 2,327,510	$ (1,315,982)	$ —	$ —	$249,596	$(2,478,706)	$904,189	$4,227,870	$(66,476)
Short Term Investments:
Argentina	398,851	24,546	(252,442)	—	—	44,029	(95,268)	(119,716)	—	—
Total Investments in Securities	$ 4,940,114	$ 2,352,056	$ (1,568,424)	$ —	$ —	$293,625	$ (2,573,974)	$784,473	$4,227,870	$(66,476)
Other Financial Instruments:
Restricted Currency (ARS)	$ 1,007,116	$ 832,163	$ (1,166,698)	$—	$—	$—	$ (145,800)	$ 44,891	$ 571,672	$ 38,009
Receivables:
Interest (ARS)	$ 193,203	$ 209,569	$ (15,146)	$—	$—	$—	$ (1,011)	$ (7,618)	$ 378,997	$ (6,831)

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Templeton Income Trust
Notes to Statements of Investments (unaudited)
8.  FAIR VALUE MEASUREMENTS (continued)
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Liabilities:
Payables:
Deferred Tax (ARS)	$ 222	$—	$—	$—	$—	$—	$—	$ (17)	$ 205	$ (17)
aTransferred into Level 3 as a result of the unavailability of other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$ 1,786,032	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Quasi-Sovereign and Corporate Bonds:
Costa Rica	573,232	Discounted cash flow model	Discount rate[c]	7.2%	Decrease[b]
Other Financial Instruments:
Restricted Currency (ARS)	304,411	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Receivables:
Interest (ARS)	101,425	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
All other[d]	2,523
Liabilities:
All other[d]	151

Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$415,326,620	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Other Financial Instruments:
Restricted Currency (ARS)	45,840,048	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Receivables:
Interest (ARS)	39,833,652	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Liabilities:
All other[d]	53,378

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Templeton Income Trust
Notes to Statements of Investments (unaudited)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$ 69,419,589	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Other Financial Instruments:
Restricted Currency (ARS)	7,212,566	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Receivables:
Interest (ARS)	5,221,400	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
All other[d]	396,281
Liabilities:
All other[d]	7,414
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities:
Argentina	$4,227,870	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Other Financial Instruments:
Restricted Currency (ARS)	571,672	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Receivables:
Interest (ARS)	378,997	Market comparables	Implied foreign exchange rate	81.4 ARS/USD	Decrease[b]
Liabilities:
All other[d]	205
aRepresents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value and net assets.
cThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.
9.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Templeton Income Trust
Notes to Statements of Investments (unaudited)
ABBREVIATIONS
Counterparty
BNDP	BNP Paribas
BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DEM	Deutsche Mark
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
Selected Portfolio
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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